UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Agricultural Productivity Fund

Fidelity® Water Sustainability Fund

Annual Report

May 31, 2021

Contents

Note to Shareholders
Fidelity® Agricultural Productivity Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Water Sustainability Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Agricultural Productivity Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended May 31, 2021	Past 1 year	Life of fundA
Fidelity® Agricultural Productivity Fund	74.02%	76.96%

 A From April 16, 2020

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Agricultural Productivity Fund on April 16, 2020, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) Index performed over the same period.

Period Ending Values
$18,986	Fidelity® Agricultural Productivity Fund
$15,538	MSCI ACWI (All Country World Index) Index

Fidelity® Agricultural Productivity Fund

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) Index gained 42.31% for the 12 months ending May 31, 2021, with global equities rising amid improved global economic growth, widespread COVID-19 vaccinations, fiscal stimulus in the U.S. and abroad, and fresh government spending programs. For the first three months of the period, stocks gained about 15%, boosted by government efforts to contain the economic impact of the pandemic. In November, global stocks shrugged off a two-month retreat by gaining roughly 12%. The momentum continued in December, as positive news on the effectiveness of vaccines provided a notable lift. In late December, as vaccines were approved by regulators, investors gained more confidence in the outlook for the global economy. As the new year began, many economists raised their expectations for a powerful economic recovery in the U.S. and elsewhere, as opposed to the sluggish rebound they had been anticipating. By region, Canada and emerging markets (+52% each) led the way. Asia Pacific ex Japan (+46%) and Europe ex U.K. (+45%) also outperformed. Conversely, Japan (+26%) and the U.K. (+36%) lagged, while the U.S. (+42%) was about on par with the index. Looking at sectors, materials (+62%) fared best, followed by financials (+60%), industrials and consumer discretionary (+50% each), and information technology (+49%). In contrast, notable “laggards” included the defensive utilities (+18%), health care (+20%) and consumer staples (+23%) sectors.

Comments from Portfolio Managers Steven Calhoun and David Wagner:  For the fiscal year ending May 31, 2021, the fund gained 74.02%, outperforming the 71.91% advance of the MSCI ACWI Select Agriculture Producers IMI 25/50 Index Net MA, as well as the broad-based MSCI All Country World Index (Net MA). From a regional standpoint, an underweighting in emerging markets and positioning in the U.S. contributed most to the fund’s relative result versus the MSCI Select Agriculture Producers index. By sector, the top contributors to performance versus the benchmark were stock selection and an underweighting in consumer staples, primarily driven by the food, beverage & tobacco industry. Strong picks in the industrials sector, especially within the capital goods industry, also bolstered the fund’s relative result. Also helping was an underweighting in materials. The biggest individual relative contributor was an overweight position in Darling Ingredients (+196%). Darling Ingredients was among our largest holdings. Our second-largest relative contributor this period was avoiding WH Group, a benchmark component that gained 4%. The fund’s non-benchmark stake in Titan Machinery gained approximately 189%. We added to our position in the company the past 12 months. In contrast, an overweighting in the U.K. and stock picks in emerging markets, primarily driven by Brazil, detracted from the fund’s relative result. By sector, the largest detractor from performance versus the benchmark were stock picks in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Weak picks in materials also hurt the fund’s relative result. Also detracting from the fund’s relative result was an underweighting in industrials, especially within the transportation industry. Lastly, the fund’s position in cash, at about 3% of assets on average, was a notable detractor. Our non-benchmark stake in Rumo was the fund’s biggest individual relative detractor, due to its roughly -21% result. Positions in Rumo were sold the past year. The fund’s non-benchmark stake in Bayer, a position not held at period end, returned roughly -19%. Also hampering performance was our overweighting in Cranswick, which gained about 24%. We increased our stake the past 12 months. Notable changes in positioning include a lower allocation to Norway and United Kingdom. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to consumer staples.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Agricultural Productivity Fund

Investment Summary (Unaudited)

Top Five Stocks as of May 31, 2021

% of fund's net assets
Deere & Co.	20.5
Corteva, Inc.	8.1
Nutrien Ltd.	7.3
Archer Daniels Midland Co.	6.0
Darling Ingredients, Inc.	4.0
45.9

Top Five Market Sectors as of May 31, 2021

% of fund's net assets
Industrials	33.1
Consumer Staples	32.2
Materials	27.2
Health Care	1.7

Asset Allocation (% of fund's net assets)

As of May 31, 2021*
Stocks	94.2%
Short-Term Investments and Net Other Assets (Liabilities)	5.8%

 * Foreign investments - 28.2%

Fidelity® Agricultural Productivity Fund

Schedule of Investments May 31, 2021

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
CONSUMER STAPLES - 32.2%
Food & Staples Retailing - 0.0%
Oatly Group AB ADR (a)	400	$9,484
Food Products - 32.2%
AppHarvest, Inc. (a)	43,719	727,921
Archer Daniels Midland Co.	56,876	3,783,960
Bakkafrost	14,718	1,302,666
Bunge Ltd.	23,748	2,061,801
Calavo Growers, Inc.	7,408	527,450
Cranswick PLC	14,108	792,910
Darling Ingredients, Inc. (a)	36,578	2,504,130
First Resources Ltd.	566,000	574,010
Ingredion, Inc.	9,973	946,737
Lamb Weston Holdings, Inc.	21,454	1,769,740
Mowi ASA	44,275	1,156,977
Nomad Foods Ltd. (a)	24,145	740,527
Sakata Seed Corp.	14,286	484,725
Sanderson Farms, Inc.	5,643	918,398
The Simply Good Foods Co. (a)	28,513	984,554
Wilmar International Ltd.	277,803	1,002,891
		20,279,397

TOTAL CONSUMER STAPLES		20,288,881

HEALTH CARE - 1.7%
Biotechnology - 1.7%
Genus PLC	14,902	1,069,149
INDUSTRIALS - 33.1%
Machinery - 32.0%
AGCO Corp.	12,836	1,776,117
CNH Industrial NV	116,831	2,017,993
Deere & Co.	35,678	12,883,328
Kubota Corp.	86,488	1,965,313
Toro Co.	13,317	1,479,386
		20,122,137
Trading Companies & Distributors - 1.1%
Titan Machinery, Inc. (a)	22,662	695,270

TOTAL INDUSTRIALS		20,817,407

MATERIALS - 27.2%
Chemicals - 27.2%
CF Industries Holdings, Inc.	43,431	2,309,226
Corteva, Inc.	111,881	5,090,586
FMC Corp.	13,327	1,555,128
Nutrien Ltd.	74,294	4,577,052
The Mosaic Co.	66,801	2,414,188
The Scotts Miracle-Gro Co. Class A	5,225	1,135,758
		17,081,938
TOTAL COMMON STOCKS
(Cost $51,585,827)		59,257,375

Money Market Funds - 3.5%
Fidelity Cash Central Fund 0.03% (b)
(Cost $2,210,415)	2,209,973	2,210,415
TOTAL INVESTMENT IN SECURITIES - 97.7%
(Cost $53,796,242)		61,467,790
NET OTHER ASSETS (LIABILITIES) - 2.3%		1,426,122
NET ASSETS - 100%		$62,893,912

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$515
Total	$515

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Staples	$20,288,881	$20,288,881	$--	$--
Health Care	1,069,149	1,069,149	--	--
Industrials	20,817,407	20,817,407	--	--
Materials	17,081,938	17,081,938	--	--
Money Market Funds	2,210,415	2,210,415	--	--
Total Investments in Securities:	$61,467,790	$61,467,790	$--	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	71.7%
Canada	7.3%
Japan	3.9%
Bermuda	3.3%
Netherlands	3.2%
United Kingdom	3.0%
Singapore	2.5%
Faroe Islands	2.1%
Norway	1.8%
British Virgin Islands	1.2%
Others (Individually Less Than 1%)	0.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Agricultural Productivity Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $51,585,827)	$59,257,375
Fidelity Central Funds (cost $2,210,415)	2,210,415
Total Investment in Securities (cost $53,796,242)		$61,467,790
Foreign currency held at value (cost $21)		21
Receivable for fund shares sold		5,001,604
Dividends receivable		103,962
Distributions receivable from Fidelity Central Funds		61
Prepaid expenses		1
Receivable from investment adviser for expense reductions		8,280
Total assets		66,581,719
Liabilities
Payable for investments purchased	$3,359,864
Payable for fund shares redeemed	240,713
Accrued management fee	31,527
Other affiliated payables	13,410
Other payables and accrued expenses	42,293
Total liabilities		3,687,807
Net Assets		$62,893,912
Net Assets consist of:
Paid in capital		$55,023,978
Total accumulated earnings (loss)		7,869,934
Net Assets		$62,893,912
Net Asset Value, offering price and redemption price per share ($62,893,912 ÷ 3,329,329 shares)		$18.89

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2021
Investment Income
Dividends		$303,987
Special dividends		44,700
Income from Fidelity Central Funds		515
Total income		349,202
Expenses
Management fee	$133,579
Transfer agent fees	53,912
Accounting fees and expenses	10,228
Custodian fees and expenses	16,535
Independent trustees' fees and expenses	54
Registration fees	54,125
Audit	42,926
Legal	5
Miscellaneous	330
Total expenses before reductions	311,694
Expense reductions	(119,018)
Total expenses after reductions		192,676
Net investment income (loss)		156,526
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	138,065
Fidelity Central Funds	(32)
Foreign currency transactions	3,742
Total net realized gain (loss)		141,775
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	7,515,377
Assets and liabilities in foreign currencies	(583)
Total change in net unrealized appreciation (depreciation)		7,514,794
Net gain (loss)		7,656,569
Net increase (decrease) in net assets resulting from operations		$7,813,095

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2021	For the period April 16, 2020 (commencement of operations) to May 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$156,526	$5,031
Net realized gain (loss)	141,775	(5,798)
Change in net unrealized appreciation (depreciation)	7,514,794	155,816
Net increase (decrease) in net assets resulting from operations	7,813,095	155,049
Distributions to shareholders	(48,567)	–
Share transactions
Proceeds from sales of shares	65,561,138	3,288,879
Reinvestment of distributions	46,379	–
Cost of shares redeemed	(13,867,822)	(54,239)
Net increase (decrease) in net assets resulting from share transactions	51,739,695	3,234,640
Total increase (decrease) in net assets	59,504,223	3,389,689
Net Assets
Beginning of period	3,389,689	–
End of period	$62,893,912	$3,389,689
Other Information
Shares
Sold	3,817,500	315,981
Issued in reinvestment of distributions	3,314	–
Redeemed	(802,208)	(5,258)
Net increase (decrease)	3,018,606	310,723

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Agricultural Productivity Fund

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.13C	.03
Net realized and unrealized gain (loss)	7.92	.88
Total from investment operations	8.05	.91
Distributions from net investment income	(.07)	–
Distributions from net realized gain	–D	–
Total distributions	(.07)	–
Net asset value, end of period	$18.89	$10.91
Total ReturnE,F	74.02%	9.10%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.59%	7.25%I,J
Expenses net of fee waivers, if any	1.00%	.97%I,J,K
Expenses net of all reductions	.98%	.97%I,J,K
Net investment income (loss)	.80%C	2.42%I,J
Supplemental Data
Net assets, end of period (000 omitted)	$62,894	$3,390
Portfolio turnover rateL	19%	4%M

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .57%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Audit fees are not annualized.

 K The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Water Sustainability Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended May 31, 2021	Past 1 year	Life of fundA
Fidelity® Water Sustainability Fund	40.20%	44.08%

 A From April 16, 2020

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Water Sustainability Fund on April 16, 2020, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) Index performed over the same period.

Period Ending Values
$15,071	Fidelity® Water Sustainability Fund
$15,538	MSCI ACWI (All Country World Index) Index

Fidelity® Water Sustainability Fund

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) Index gained 42.31% for the 12 months ending May 31, 2021, with global equities rising amid improved global economic growth, widespread COVID-19 vaccinations, fiscal stimulus in the U.S. and abroad, and fresh government spending programs. For the first three months of the period, stocks gained about 15%, boosted by government efforts to contain the economic impact of the pandemic. In November, global stocks shrugged off a two-month retreat by gaining roughly 12%. The momentum continued in December, as positive news on the effectiveness of vaccines provided a notable lift. In late December, as vaccines were approved by regulators, investors gained more confidence in the outlook for the global economy. As the new year began, many economists raised their expectations for a powerful economic recovery in the U.S. and elsewhere, as opposed to the sluggish rebound they had been anticipating. By region, Canada and emerging markets (+52% each) led the way. Asia Pacific ex Japan (+46%) and Europe ex U.K. (+45%) also outperformed. Conversely, Japan (+26%) and the U.K. (+36%) lagged, while the U.S. (+42%) was about on par with the index. Looking at sectors, materials (+62%) fared best, followed by financials (+60%), industrials and consumer discretionary (+50% each), and information technology (+49%). In contrast, notable “laggards” included the defensive utilities (+18%), health care (+20%) and consumer staples (+23%) sectors.

Comments from Portfolio Manager Janet Glazer:  For the fiscal year, the fund gained 40.20%, underperforming the 47.52% gain of the S&P Global Water Index, as well as the broad-based MSCI ACWI (All Country World Index) Index. From a regional standpoint, stock picks in the U.S. and an underweighting and security selection in Europe ex U.K. hurt the fund's result versus the S&P Global Water Index. Foreign holdings detracted overall, despite the tailwind of a generally weaker U.S. dollar. By sector, security selection was the primary relative detractor, especially in the capital goods area of industrials. Picks in utilities also hindered the fund's relative result. Our sizable non-index stake in Roper Technologies (+15%) was the fund's largest individual relative detractor. This was the fund's biggest holding, and we added to our position the past 12 months. The fund's non-index stake in Teledyne Technologies returned -22% and detracted. We added to Teledyne this period. Conversely, an overweighting in the U.S. and an underweighting in emerging markets contributed most to the fund's relative result. By sector, the primary contributor to performance versus the benchmark was an underweighting in utilities. An overweighting in the industrials sector, especially within the capital goods industry, also lifted our relative result. The fund's top individual contributor was an outsized stake in Advanced Drainage Systems, which gained roughly 158% the past 12 months. The company was among the fund's largest holdings. Our second-largest relative contributor this period was avoiding Guangdong Investments, an index component that returned -22%. Notable changes in positioning include reduced exposure to the United Kingdom and a higher allocation to the United States. By sector, meaningful changes in positioning include decreased exposure to utilities and health care.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Water Sustainability Fund

Investment Summary (Unaudited)

Top Five Stocks as of May 31, 2021

% of fund's net assets
Roper Technologies, Inc.	10.8
Pentair PLC	8.0
Xylem, Inc.	6.9
Tetra Tech, Inc.	5.7
Rexnord Corp.	5.5
36.9

Top Five Market Sectors as of May 31, 2021

% of fund's net assets
Industrials	78.2
Utilities	7.8
Health Care	4.8
Information Technology	4.6
Materials	3.9

Asset Allocation (% of fund's net assets)

As of May 31, 2021*
Stocks	99.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Foreign investments - 17.0%

Fidelity® Water Sustainability Fund

Schedule of Investments May 31, 2021

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
HEALTH CARE - 4.8%
Health Care Equipment & Supplies - 4.8%
Danaher Corp.	10,315	$2,642,084
INDUSTRIALS - 78.2%
Aerospace & Defense - 4.2%
Teledyne Technologies, Inc. (a)	5,623	2,358,680
Building Products - 6.5%
Advanced Drain Systems, Inc.	27,033	3,066,083
Geberit AG (Reg.)	786	568,918
		3,635,001
Commercial Services & Supplies - 5.7%
Tetra Tech, Inc.	26,636	3,182,203
Electrical Equipment - 4.7%
AMETEK, Inc.	19,296	2,606,890
Industrial Conglomerates - 14.6%
Honeywell International, Inc.	9,083	2,097,356
Roper Technologies, Inc.	13,443	6,049,482
		8,146,838
Machinery - 40.4%
Energy Recovery, Inc. (a)	4,198	79,804
Evoqua Water Technologies Corp. (a)	45,558	1,417,765
Franklin Electric Co., Inc.	24,143	2,025,356
Georg Fischer AG (Reg.)	1,025	1,475,608
IDEX Corp.	10,919	2,431,225
Ingersoll Rand, Inc. (a)	36,790	1,826,256
Lindsay Corp.	3,275	539,163
Mueller Water Products, Inc. Class A	35,464	513,164
Organo Corp.	1,889	110,417
Pentair PLC	64,697	4,462,152
Rexnord Corp.	61,652	3,080,750
Watts Water Technologies, Inc. Class A	5,116	695,264
Xylem, Inc.	32,528	3,842,207
		22,499,131
Trading Companies & Distributors - 2.1%
United Rentals, Inc. (a)	3,561	1,189,232

TOTAL INDUSTRIALS		43,617,975

INFORMATION TECHNOLOGY - 4.6%
Electronic Equipment & Components - 4.6%
Halma PLC	69,367	2,566,234
MATERIALS - 3.9%
Chemicals - 3.9%
Olin Corp.	44,567	2,178,881
UTILITIES - 7.3%
Water Utilities - 7.3%
American Water Works Co., Inc.	19,743	3,060,560
Middlesex Water Co.	7,707	662,494
York Water Co.	7,225	363,634
		4,086,688
TOTAL COMMON STOCKS
(Cost $47,424,153)		55,091,862

Nonconvertible Preferred Stocks - 0.5%
UTILITIES - 0.5%
Water Utilities - 0.5%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR
(Cost $291,677)	35,827	275,510

Money Market Funds - 3.1%
Fidelity Cash Central Fund 0.03% (b)
(Cost $1,764,151)	1,763,798	1,764,151
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $49,479,981)		57,131,523
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(1,357,831)
NET ASSETS - 100%		$55,773,692

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$365
Total	$365

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Health Care	$2,642,084	$2,642,084	$--	$--
Industrials	43,617,975	43,617,975	--	--
Information Technology	2,566,234	2,566,234	--	--
Materials	2,178,881	2,178,881	--	--
Utilities	4,362,198	4,362,198	--	--
Money Market Funds	1,764,151	1,764,151	--	--
Total Investments in Securities:	$57,131,523	$57,131,523	$--	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.0%
Ireland	8.0%
United Kingdom	4.6%
Switzerland	3.7%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Water Sustainability Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $47,715,830)	$55,367,372
Fidelity Central Funds (cost $1,764,151)	1,764,151
Total Investment in Securities (cost $49,479,981)		$57,131,523
Receivable for fund shares sold		368,085
Dividends receivable		53,257
Distributions receivable from Fidelity Central Funds		21
Prepaid expenses		1
Receivable from investment adviser for expense reductions		6,947
Other receivables		933
Total assets		57,560,767
Liabilities
Payable for investments purchased	$1,694,044
Payable for fund shares redeemed	13,747
Accrued management fee	29,248
Other affiliated payables	12,565
Other payables and accrued expenses	37,471
Total liabilities		1,787,075
Net Assets		$55,773,692
Net Assets consist of:
Paid in capital		$48,261,251
Total accumulated earnings (loss)		7,512,441
Net Assets		$55,773,692
Net Asset Value, offering price and redemption price per share ($55,773,692 ÷ 3,758,160 shares)		$14.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2021
Investment Income
Dividends		$273,628
Income from Fidelity Central Funds		365
Total income		273,993
Expenses
Management fee	$172,528
Transfer agent fees	70,177
Accounting fees and expenses	13,201
Custodian fees and expenses	9,017
Independent trustees' fees and expenses	80
Registration fees	53,934
Audit	42,926
Legal	8
Miscellaneous	334
Total expenses before reductions	362,205
Expense reductions	(114,928)
Total expenses after reductions		247,277
Net investment income (loss)		26,716
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	245,150
Fidelity Central Funds	(79)
Foreign currency transactions	(1,608)
Total net realized gain (loss)		243,463
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	7,381,174
Assets and liabilities in foreign currencies	29
Total change in net unrealized appreciation (depreciation)		7,381,203
Net gain (loss)		7,624,666
Net increase (decrease) in net assets resulting from operations		$7,651,382

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2021	For the period April 16, 2020 (commencement of operations) to May 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,716	$4,526
Net realized gain (loss)	243,463	(26,455)
Change in net unrealized appreciation (depreciation)	7,381,203	270,397
Net increase (decrease) in net assets resulting from operations	7,651,382	248,468
Distributions to shareholders	(367,592)	–
Share transactions
Proceeds from sales of shares	52,460,597	4,185,926
Reinvestment of distributions	346,063	–
Cost of shares redeemed	(8,680,251)	(70,901)
Net increase (decrease) in net assets resulting from share transactions	44,126,409	4,115,025
Total increase (decrease) in net assets	51,410,199	4,363,493
Net Assets
Beginning of period	4,363,493	–
End of period	$55,773,692	$4,363,493
Other Information
Shares
Sold	3,977,304	412,664
Issued in reinvestment of distributions	26,718	–
Redeemed	(651,609)	(6,917)
Net increase (decrease)	3,352,413	405,747

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Water Sustainability Fund

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.75	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.02
Net realized and unrealized gain (loss)	4.28	.73
Total from investment operations	4.29	.75
Distributions from net investment income	(.02)	–
Distributions from net realized gain	(.18)	–
Total distributions	(.20)	–
Net asset value, end of period	$14.84	$10.75
Total ReturnC,D	40.20%	7.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.44%	4.15%G,H
Expenses net of fee waivers, if any	1.00%	.97%G,H,I
Expenses net of all reductions	.98%	.97%G,H,I
Net investment income (loss)	.11%	1.39%G,H
Supplemental Data
Net assets, end of period (000 omitted)	$55,774	$4,363
Portfolio turnover rateJ	95%	13%K

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Audit fees are not annualized.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2021

1. Organization.

Fidelity Agricultural Productivity Fund and Fidelity Water Sustainability Fund (the Funds) are non-diversified funds of Fidelity Summer Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2021 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2021, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Agricultural Productivity Fund	$53,850,512	$8,466,343	$(849,065)	$7,617,278
Fidelity Water Sustainability Fund	49,638,938	7,857,905	(365,320)	7,492,585

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Agricultural Productivity Fund	$253,594	$–	$7,616,340
Fidelity Water Sustainability Fund	15,323	4,476	7,492,643

The tax character of distributions paid was as follows:

May 31, 2021
Ordinary Income
Fidelity Agricultural Productivity Fund	$48,567
Fidelity Water Sustainability Fund	367,592

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Agricultural Productivity Fund	52,124,452	3,796,176
Fidelity Water Sustainability Fund	67,454,781	24,023,475

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Agricultural Productivity Fund	.45%	.23%	.68%
Fidelity Water Sustainability Fund	.45%	.23%	.69%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Agricultural Productivity Fund	.28%
Fidelity Water Sustainability Fund	.28%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Agricultural Productivity Fund	.05
Fidelity Water Sustainability Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Agricultural Productivity Fund	$417
Fidelity Water Sustainability Fund	440

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Agricultural Productivity Fund	159,308	323,025
Fidelity Water Sustainability Fund	2,051,170	631,884

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Agricultural Productivity Fund	$3
Fidelity Water Sustainability Fund	3

7. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through September 30, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Agricultural Productivity Fund	1.00%	$116,032
Fidelity Water Sustainability Fund	1.00%	$110,482

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage service rebates	Custodian credits
Fidelity Agricultural Productivity Fund	$2,964	$3
Fidelity Water Sustainability Fund	4,404	4

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Agricultural Productivity Fund	$19
Fidelity Water Sustainability Fund	38

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Agricultural Productivity Fund and Fidelity Water Sustainability Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Agricultural Productivity Fund and Fidelity Water Sustainability Fund (the "Funds"), each a fund of Fidelity Summer Street Trust, including the schedules of investments, as of May 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period from April 16, 2020 (commencement of operations) through May 31, 2020, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of May 31, 2021, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the year then ended and for the period from April 16, 2020 (commencement of operations) through May 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

July 15, 2021

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 309 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Bettina Doulton (1964)

Year of Election or Appointment: 2020

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Thomas P. Bostick (1956)

Year of Election or Appointment: 2021

Trustee

Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and Managing Partner, Sustainability, of Ridge-Lane Limited Partners (strategic advisory and venture development, 2016-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of NYC Leadership Academy (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).

Oscar Munoz (1959)

Year of Election or Appointment: 2021

Trustee

Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Investment Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2020 to May 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period-B December 1, 2020 to May 31, 2021
Fidelity Agricultural Productivity Fund	1.00%
Actual		$1,000.00	$1,300.70	$5.74
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Fidelity Water Sustainability Fund	1.00%
Actual		$1,000.00	$1,152.90	$5.37
Hypothetical-C		$1,000.00	$1,019.95	$5.04

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Agricultural Productivity Fund	07/12/21	07/09/21	$0.038	$0.043
Fidelity Water Sustainability Fund	07/12/21	07/09/21	$0.003	$0.003

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended May 31, 2021, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Water Sustainability Fund	$4,476

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

Fidelity Agricultural Productivity Fund
July 2020	51%
December 2020	100%
Fidelity Water Sustainability Fund
July, 2020	86%
December, 2020	16%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Agricultural Productivity Fund
July, 2020	100%
December, 2020	100%
Fidelity Water Sustainability Fund
July, 2020	88%
December, 2020	24%

The funds hereby designate the percentages noted below of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders:

	July, 2020	December, 2020
Fidelity Agricultural Productivity Fund	79.69%	–
Fidelity Water Sustainability Fund	–	99.87%

The funds will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Agricultural Productivity Fund

Fidelity Water Sustainability Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of each fund's operations ended September 30 shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG % and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity Agricultural Productivity Fund

Fidelity Water Sustainability Fund

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for each fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that each fund's total expense ratio ranked equal to the SLTG competitive median and below the ASPG competitive median for the period ended September 30, 2020.

The Board considered that FMR has contractually agreed to reimburse each fund to the extent that total operating expenses, with certain expenses, as a percentage of their respective average net assets, exceed 1.00% through September 30, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

DAS-DSW-ANN-0721
1.9897392.101

Fidelity® Disruptors Fund

Annual Report

May 31, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended May 31, 2021	Past 1 year	Life of fundA
Fidelity® Disruptors Fund	46.99%	60.44%
Loyalty Class 1	47.32%	60.89%
Loyalty Class 2	47.69%	61.24%

 A From April 16, 2020

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Disruptors Fund, a class of the fund, on April 16, 2020, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) Index performed over the same period.

Period Ending Values
$17,007	Fidelity® Disruptors Fund
$15,538	MSCI ACWI (All Country World Index) Index

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) Index gained 42.31% for the 12 months ending May 31, 2021, with global equities rising amid improved global economic growth, widespread COVID-19 vaccinations, fiscal stimulus in the U.S. and abroad, and fresh government spending programs. For the first three months of the period, stocks gained about 15%, boosted by government efforts to contain the economic impact of the pandemic. In November, global stocks shrugged off a two-month retreat by gaining roughly 12%. The momentum continued in December, as positive news on the effectiveness of vaccines provided a notable lift. In late December, as vaccines were approved by regulators, investors gained more confidence in the outlook for the global economy. As the new year began, many economists raised their expectations for a powerful economic recovery in the U.S. and elsewhere, as opposed to the sluggish rebound they had been anticipating. By region, Canada and emerging markets (+52% each) led the way. Asia Pacific ex Japan (+46%) and Europe ex U.K. (+45%) also outperformed. Conversely, Japan (+26%) and the U.K. (+36%) lagged, while the U.S. (+42%) was about on par with the index. Looking at sectors, materials (+62%) fared best, followed by financials (+60%), industrials and consumer discretionary (+50% each), and information technology (+49%). In contrast, notable “laggards” included the defensive utilities (+18%), health care (+20%) and consumer staples (+23%) sectors.

Comments from Co-Managers Niamh Brodie-Machura, Camille Carlstrom and Tim Codrington:  For the fiscal year ending May 31, 2021, the fund gained 46.99%, outperforming the 42.31% gain of the benchmark, the MSCI ACWI (All Country World Index) Index. Stock picks among application software companies and semiconductor firms contributed to the fund’s performance versus the benchmark, as did overweightings in interactive media & services and consumer finance. Among individual stocks, it helped to overweight Signature Bank, which rose about 146% for the fund. This New York-based commercial lending and services provider benefited from customers increasing their deposits of cryptocurrency through Signature’s blockchain-based Signet payments platform. A non-benchmark stake in industrial machinery company Shenzhen Inovance Technology (+211%) added value as well. A larger-than-benchmark stake in Taiwan Semiconductor gained 132% and contributed, partly driven by an industrywide shortage of semiconductors early in 2021. Conversely, overweightings in three biotech companies – Regeneron Pharmaceuticals (-18%), Neurocrine Biosciences (-23%) and Sarepta Therapeutics (-50%) – detracted from the fund’s relative return. It also hurt to underweight consumer electronics giant Apple (+58%). The fund’s modest position in cash detracted in a rising market. Notable changes in positioning for the period included larger allocations to the application software and life sciences tools & services subindustries.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On July 1, 2020, Niamh Brodie-Machura assumed co-management responsibilities for the fund. Markus Eichacker came off of the fund. On November 1, 2020, Tom Codrington assumed co-management responsibilities for the fund, succeeding Risteard Hogan.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of May 31, 2021

% of fund's net assets
Fidelity Disruptive Finance Fund Class F	21.4
Fidelity Disruptive Automation Fund Class F	20.3
Fidelity Disruptive Communications Fund Class F	19.9
Fidelity Disruptive Technology Fund Class F	19.3
Fidelity Disruptive Medicine Fund Class F	19.1
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	100.0%

Schedule of Investments May 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 100.0%
	Shares	Value
Fidelity Disruptive Automation Fund Class F (a)	1,831,064	$33,783,122
Fidelity Disruptive Communications Fund Class F (a)	1,929,559	33,111,240
Fidelity Disruptive Finance Fund Class F (a)	1,942,061	35,636,818
Fidelity Disruptive Medicine Fund Class F (a)	2,429,339	31,824,338
Fidelity Disruptive Technology Fund Class F (a)	1,776,938	32,269,196
TOTAL DOMESTIC EQUITY FUNDS
(Cost $136,447,384)		166,624,714
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $136,447,384)		166,624,714
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,172)
NET ASSETS - 100%		$166,618,542

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Disruptive Automation Fund Class F	$3,961,392	$23,770,623	$652,008	$124,691	$(11,979)	$6,715,094	$33,783,122
Fidelity Disruptive Communications Fund Class F	3,912,215	23,965,517	652,008	319,587	(17,554)	5,903,070	33,111,240
Fidelity Disruptive Finance Fund Class F	3,956,105	23,918,416	652,008	272,487	(9,925)	8,424,230	35,636,818
Fidelity Disruptive Medicine Fund Class F	3,800,621	26,270,402	652,008	218,285	(14,114)	2,419,437	31,824,338
Fidelity Disruptive Technology Fund Class F	3,912,007	23,787,648	652,008	141,718	(41,555)	5,263,104	32,269,196
Total	$19,542,340	$121,712,606	$3,260,040	$1,076,768	$(95,127)	$28,724,935	$166,624,714

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$166,624,714	$166,624,714	$--	$--
Total Investments in Securities:	$166,624,714	$166,624,714	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $136,447,384)	$166,624,714
Total Investment in Securities (cost $136,447,384)		$166,624,714
Cash		312
Receivable for investments sold		26,613
Receivable for fund shares sold		2,110,745
Total assets		168,762,384
Liabilities
Payable for fund shares redeemed	$2,014,079
Accrued management fee	129,763
Total liabilities		2,143,842
Net Assets		$166,618,542
Net Assets consist of:
Paid in capital		$137,137,837
Total accumulated earnings (loss)		29,480,705
Net Assets		$166,618,542
Net Asset Value and Maximum Offering Price
Fidelity Disruptors Fund:
Net Asset Value, offering price and redemption price per share ($141,385,356 ÷ 8,370,139 shares)		$16.89
Loyalty Class 1:
Net Asset Value, offering price and redemption price per share ($25,062,128 ÷ 1,478,698 shares)		$16.95
Loyalty Class 2:
Net Asset Value, offering price and redemption price per share ($171,058 ÷ 10,078 shares)		$16.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2021
Investment Income
Dividends:
Affiliated issuers		$221,652
Expenses
Management fee	$960,459
Independent trustees' fees and expenses	322
Total expenses before reductions	960,781
Expense reductions	(6)
Total expenses after reductions		960,775
Net investment income (loss)		(739,123)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(95,127)
Capital gain distributions from underlying funds:
Affiliated issuers	855,116
Total net realized gain (loss)		759,989
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	28,724,935
Total change in net unrealized appreciation (depreciation)		28,724,935
Net gain (loss)		29,484,924
Net increase (decrease) in net assets resulting from operations		$28,745,801

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2021	For the period April 16, 2020 (commencement of operations) to May 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(739,123)	$(11,948)
Net realized gain (loss)	759,989	261
Change in net unrealized appreciation (depreciation)	28,724,935	1,452,395
Net increase (decrease) in net assets resulting from operations	28,745,801	1,440,708
Distributions to shareholders	(722,470)	–
Share transactions - net increase (decrease)	119,053,329	18,101,174
Total increase (decrease) in net assets	147,076,660	19,541,882
Net Assets
Beginning of period	19,541,882	–
End of period	$166,618,542	$19,541,882

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Disruptors Fund

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.57	$10.00
Income from Investment Operations
Net investment income (loss)B	(.12)	(.01)
Net realized and unrealized gain (loss)	5.55	1.58
Total from investment operations	5.43	1.57
Distributions from net realized gain	(.11)	–
Total distributions	(.11)	–
Net asset value, end of period	$16.89	$11.57
Total ReturnC,D	46.99%	15.70%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.01%G	1.01%G,H
Expenses net of fee waivers, if any	1.01%G	1.01%G,H
Expenses net of all reductions	1.01%G	1.01%G,H
Net investment income (loss)	(.77)%G	(1.01)%G,H
Supplemental Data
Net assets, end of period (000 omitted)	$141,385	$19,310
Portfolio turnover rateI	3%	0 %J

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptors Fund Loyalty Class 1

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.58	$10.00
Income from Investment Operations
Net investment income (loss)B	(.12)	(.01)
Net realized and unrealized gain (loss)	5.59	1.59
Total from investment operations	5.47	1.58
Distributions from net realized gain	(.10)	–
Total distributions	(.10)	–
Net asset value, end of period	$16.95	$11.58
Total ReturnC,D	47.32%	15.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.75%H
Expenses net of fee waivers, if any	.77%G	.75%H
Expenses net of all reductions	.77%G	.75%H
Net investment income (loss)	(.74)%G	(.75)%H
Supplemental Data
Net assets, end of period (000 omitted)	$25,062	$116
Portfolio turnover rateI	3%	0 %J

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptors Fund Loyalty Class 2

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.58	$10.00
Income from Investment Operations
Net investment income (loss)B	(.04)	(.01)
Net realized and unrealized gain (loss)	5.55	1.59
Total from investment operations	5.51	1.58
Distributions from net realized gain	(.12)	–
Total distributions	(.12)	–
Net asset value, end of period	$16.97	$11.58
Total ReturnC,D	47.69%	15.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%	.50%G
Expenses net of fee waivers, if any	.50%	.50%G
Expenses net of all reductions	.50%	.50%G
Net investment income (loss)	(.26)%	(.50)%G
Supplemental Data
Net assets, end of period (000 omitted)	$171	$116
Portfolio turnover rateH	3%	0 %I

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2021

1. Organization.

Fidelity Disruptors Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares. The Fund offers Fidelity Disruptors Fund, Loyalty Class 1 and Loyalty Class 2 shares. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class. For certain accounts, Fidelity Disruptors Fund shares will automatically convert to Loyalty Class 1 shares after a holding period of one year from the initial date of purchase; and then from Loyalty Class 1 shares to Loyalty Class 2 shares after another holding period of two years.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of May 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$30,558,566
Gross unrealized depreciation	(477,169)
Net unrealized appreciation (depreciation)	$30,081,397
Tax Cost	$136,543,317

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$30,081,397

The fund intends to elect to defer to its next fiscal year $600,693 of ordinary losses recognized during the period January 1, 2021 to May 31, 2021.

The tax character of distributions paid was as follows:

May 31, 2021
Ordinary Income	$722,470
Total	$722,470

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Disruptors Fund	121,712,606	3,260,040

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each Class of the Fund pays a monthly all-inclusive management fee based on an annual percentage of class-level average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses, such as proxy and shareholder meeting expenses.

Under the expense contract, the investment adviser pays all other class-level operating expenses as necessary, except the compensation of the independent Trustees and certain miscellaneous expenses, such as proxy and shareholder meeting expenses, so that total expenses of Loyalty Class 1 and Loyalty Class 2 do not exceed an annual percentage of class-level average net assets.

For the reporting period, the annual management fee and expense contract rates were as follows:

	Management Fee Annual % of Class-Level Average Net Assets	Expense Contract Annual % of Class-Level Average Net Assets
Fidelity Disruptors Fund	1.00%	N/A
Loyalty Class 1	1.00%	.75%
Loyalty Class 2	1.00%	.50%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $6.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended May 31, 2021	Year ended May 31, 2020(a)
Fidelity Disruptors Fund
Distributions to shareholders
Fidelity Disruptors Fund	$720,250	$–
Loyalty Class 1	1,010	–
Loyalty Class 2	1,210	–
Total	$722,470	$–

 (a) For the period April 16, 2020 (commencement of operations) to May 31, 2020.

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended May 31, 2021	Year ended May 31, 2020(a)	Year ended May 31, 2021	Year ended May 31, 2020(a)
Fidelity Disruptors Fund
Fidelity Disruptors Fund
Shares sold	10,651,496	1,689,161	$157,172,221	$18,130,615
Reinvestment of distributions	44,103	–	684,040	–
Shares redeemed	(3,993,829)	(20,792)	(63,519,506)	(229,441)
Net increase (decrease)	6,701,770	1,668,369	$94,336,755	$17,901,174
Loyalty Class 1
Shares sold	1,488,583	10,000	$25,040,970	$100,000
Reinvestment of distributions	65	–	1,010	–
Shares redeemed	(19,950)	–	(326,616)	–
Net increase (decrease)	1,468,698	10,000	$24,715,364	$100,000
Loyalty Class 2
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	78	–	1,210	–
Net increase (decrease)	78	10,000	$1,210	$100,000

 (a) For the period April 16, 2020 (commencement of operations) to May 31, 2020.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Disruptors Fund
Fidelity Disruptive Automation Fund	22%
Fidelity Disruptive Communications Fund	45%
Fidelity Disruptive Finance Fund	41%
Fidelity Disruptive Medicine Fund	46%
Fidelity Disruptive Technology Fund	19%

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Summer Street Trust and Shareholders of Fidelity Disruptors Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Disruptors Fund (the "Fund"), a fund of Fidelity Summer Street Trust, including the schedule of investments, as of May 31, 2021, the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from April 16, 2020 (commencement of operations) through May 31, 2020, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2021, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period from April 16, 2020 (commencement of operations) through May 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

July 15, 2021

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  If the interests of the fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 309 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Bettina Doulton (1964)

Year of Election or Appointment: 2020

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Thomas P. Bostick (1956)

Year of Election or Appointment: 2021

Trustee

Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and Managing Partner, Sustainability, of Ridge-Lane Limited Partners (strategic advisory and venture development, 2016-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of NYC Leadership Academy (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).

Oscar Munoz (1959)

Year of Election or Appointment: 2021

Trustee

Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Investment Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2020 to May 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period-B December 1, 2020 to May 31, 2021
Fidelity Disruptors Fund
Fidelity Disruptors Fund	1.00%
Actual		$1,000.00	$1,136.80	$5.33
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Loyalty Class 1.76%
Actual		$1,000.00	$1,138.90	$4.05
Hypothetical-C		$1,000.00	$1,021.14	$3.83
Loyalty Class 2.50%
Actual		$1,000.00	$1,139.40	$2.67
Hypothetical-C		$1,000.00	$1,022.44	$2.52

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The fund designates 98.91% of the short-term capital gain dividends distributed in December during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

Fidelity Disruptors Fund designates 16%; Loyalty Class 1 designates 17%; and Loyalty Class 2 designates 14% of the dividends distributed in December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Fidelity Disruptors Fund designates 33%; Loyalty Class 1 designates 35%; and Loyalty Class 2 designates 29% of dividends distributed in December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Disruptors Fund, Loyalty Class 1, and Loyalty Class 2 designate 1% of the dividends distributed in December during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Disruptors Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period ended September 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked is also included in the chart and was considered by the Board.

Fidelity Disruptors Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for the period ended September 30, 2020. The Board considered that the fund has a unitary fee that covers expenses beyond advisory services, whereas the majority of funds within the fund's Total Mapped Group and ASPG do not have management fees that cover non-advisory services and fees. When compared to the total expenses of the fund's competitors, the fund is below median.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total expense ratio ranked below the SLTG competitive median and below the ASPG competitive median for the period ended September 30, 2020.

The Board considered that current contractual arrangements for each fund oblige FMR to pay all "class-level" expenses of each class of each fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Loyalty Class 1: 0.75% and Loyalty Class 2: 0.50%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

DSL-ANN-0721
1.9898909.101

Fidelity® Disruptive Automation Fund

Fidelity® Disruptive Communications Fund

Fidelity® Disruptive Finance Fund

Fidelity® Disruptive Medicine Fund

Fidelity® Disruptive Technology Fund

Annual Report

May 31, 2021

Contents

Note to Shareholders
Fidelity® Disruptive Automation Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Disruptive Communications Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Disruptive Finance Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Disruptive Medicine Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Disruptive Technology Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Disruptive Automation Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended May 31, 2021	Past 1 year	Life of fundA
Fidelity® Disruptive Automation Fund	54.13%	71.60%
Loyalty Class 1	54.47%	71.94%
Loyalty Class 2	54.91%	72.38%
Class F	55.67%	73.26%

 A From April 16, 2020

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Disruptive Automation Fund, a class of the fund, on April 16, 2020, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) Index performed over the same period.

Period Ending Values
$18,342	Fidelity® Disruptive Automation Fund
$15,538	MSCI ACWI (All Country World Index) Index

Fidelity® Disruptive Automation Fund

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) Index gained 42.31% for the 12 months ending May 31, 2021, with global equities rising amid improved global economic growth, widespread COVID-19 vaccinations, fiscal stimulus in the U.S. and abroad, and fresh government spending programs. For the first three months of the period, stocks gained about 15%, boosted by government efforts to contain the economic impact of the pandemic. In November, global stocks shrugged off a two-month retreat by gaining roughly 12%. The momentum continued in December, as positive news on the effectiveness of vaccines provided a notable lift. In late December, as vaccines were approved by regulators, investors gained more confidence in the outlook for the global economy. As the new year began, many economists raised their expectations for a powerful economic recovery in the U.S. and elsewhere, as opposed to the sluggish rebound they had been anticipating. By region, Canada and emerging markets (+52% each) led the way. Asia Pacific ex Japan (+46%) and Europe ex U.K. (+45%) also outperformed. Conversely, Japan (+26%) and the U.K. (+36%) lagged, while the U.S. (+42%) was about on par with the index. Looking at sectors, materials (+62%) fared best, followed by financials (+60%), industrials and consumer discretionary (+50% each), and information technology (+49%). In contrast, notable “laggards” included the defensive utilities (+18%), health care (+20%) and consumer staples (+23%) sectors.

Comments from Co-Managers Niamh Brodie-Machura, Camille Carlstrom, and Tim Codrington:  For the fiscal year ending May 31, 2021, the fund's share classes gained roughly 54% to 56%, outperforming the 46.39% gain of the MSCI All Country World Industrials Equal Weighted Index Net MA, as well as the broad-based MSCI All Country World Index (Net MA). The primary contributor to performance versus the industry index was our stock picks in semiconductors. Security selection and an overweighting in industrial machinery and an underweighting in railroads also helped. The fund's top individual relative contributor was an outsized stake in Shenzhen Inovance Tec, which gained 211% the past year. The company was among the fund's largest holdings this period. The fund's non-index stake in Taiwan Semiconductor, another large holding, gained roughly 135%. The fund's non-index stake in Nvidia gained 83%. We increased our stake in Nvidia the past year. Foreign holdings contributed overall, aided in part by a generally weaker U.S. dollar. Conversely, stock selection in electrical components & equipment detracted notably, as did an underweighting in marine and building products. Our largest individual detractor versus the industry index was an out-of-index stake in Keyence (+21%). Also hampering performance was our overweighting in Rockwell Automation (+24%). We increased our stakes in Keyence and Rockwell Automation by period end. Notable changes in positioning this period included a higher allocation to the application software and industrial conglomerates subindustries.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On July 1, 2020, Niamh Brodie-Machura assumed co-management responsibilities for the fund. Markus Eichacker came off of the fund. On November 1, 2020, Tom Codrington assumed co-management responsibilities for the fund, succeeding Risteard Hogan.

Fidelity® Disruptive Automation Fund

Investment Summary (Unaudited)

Top Five Stocks as of May 31, 2021

% of fund's net assets
Alphabet, Inc. Class C	5.2
Roper Technologies, Inc.	4.7
Recruit Holdings Co. Ltd.	4.4
NVIDIA Corp.	4.4
Hexagon AB (B Shares)	4.2
22.9

Top Five Market Sectors as of May 31, 2021

% of fund's net assets
Industrials	44.1
Information Technology	42.3
Communication Services	5.2
Health Care	4.0
Consumer Discretionary	2.5

Asset Allocation (% of fund's net assets)

As of May 31, 2021*
Stocks	98.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

 * Foreign investments - 52.4%

Fidelity® Disruptive Automation Fund

Schedule of Investments May 31, 2021

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
COMMUNICATION SERVICES - 5.2%
Interactive Media & Services - 5.2%
Alphabet, Inc. Class C (a)	3,279	$7,907,506
CONSUMER DISCRETIONARY - 2.5%
Household Durables - 1.7%
Midea Group Co. Ltd. (A Shares)	207,938	2,644,130
Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc. (a)	355	1,144,190

TOTAL CONSUMER DISCRETIONARY		3,788,320

HEALTH CARE - 4.0%
Health Care Equipment & Supplies - 4.0%
Intuitive Surgical, Inc. (a)	7,316	6,161,389
INDUSTRIALS - 44.1%
Electrical Equipment - 7.4%
AMETEK, Inc.	27,408	3,702,821
Rockwell Automation, Inc.	21,487	5,666,552
Sensata Technologies, Inc. PLC (a)	32,012	1,902,473
		11,271,846
Industrial Conglomerates - 11.2%
Honeywell International, Inc.	15,168	3,502,443
Roper Technologies, Inc.	15,797	7,108,808
Siemens AG	39,788	6,453,567
		17,064,818
Machinery - 21.1%
Airtac International Group	49,000	1,773,933
Daifuku Co. Ltd.	16,249	1,365,337
FANUC Corp.	25,240	6,062,764
HIWIN Technologies Corp.	371,216	4,955,472
Misumi Group, Inc.	44,611	1,434,201
Nabtesco Corp.	37,965	1,740,655
Shenzhen Inovance Technology Co. Ltd. (A Shares)	356,206	5,507,536
SMC Corp.	7,895	4,724,453
THK Co. Ltd.	145,734	4,738,451
		32,302,802
Professional Services - 4.4%
Recruit Holdings Co. Ltd.	132,422	6,718,460

TOTAL INDUSTRIALS		67,357,926

INFORMATION TECHNOLOGY - 42.3%
Electronic Equipment & Components - 12.6%
Cognex Corp.	18,774	1,490,468
Hexagon AB (B Shares)	454,391	6,479,045
Keyence Corp.	11,362	5,590,199
National Instruments Corp.	23,650	964,920
Renishaw PLC	59,859	4,707,057
		19,231,689
IT Services - 2.3%
Accenture PLC Class A	12,491	3,524,461
Semiconductors & Semiconductor Equipment - 10.1%
NVIDIA Corp.	10,307	6,697,282
Taiwan Semiconductor Manufacturing Co. Ltd.	216,140	4,680,799
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	12,809	1,503,264
Teradyne, Inc.	18,973	2,511,077
		15,392,422
Software - 17.3%
Altair Engineering, Inc. Class A (a)	23,573	1,588,113
ANSYS, Inc. (a)	16,319	5,514,843
Autodesk, Inc. (a)	5,159	1,474,752
Dassault Systemes SA	15,488	3,565,361
Manhattan Associates, Inc. (a)	11,176	1,519,712
Microsoft Corp.	13,075	3,264,566
PTC, Inc. (a)	42,153	5,654,403
Synopsys, Inc. (a)	11,612	2,953,396
Unity Software, Inc. (b)	10,206	964,059
		26,499,205

TOTAL INFORMATION TECHNOLOGY		64,647,777

TOTAL COMMON STOCKS
(Cost $125,171,129)		149,862,918

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.03% (c)	3,077,595	3,078,210
Fidelity Securities Lending Cash Central Fund 0.03% (c)(d)	596,215	596,275
TOTAL MONEY MARKET FUNDS
(Cost $3,674,485)		3,674,485
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $128,845,614)		153,537,403
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(743,455)
NET ASSETS - 100%		$152,793,948

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,642
Fidelity Securities Lending Cash Central Fund	768
Total	$2,410

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$7,907,506	$7,907,506	$--	$--
Consumer Discretionary	3,788,320	3,788,320	--	--
Health Care	6,161,389	6,161,389	--	--
Industrials	67,357,926	67,357,926	--	--
Information Technology	64,647,777	64,647,777	--	--
Money Market Funds	3,674,485	3,674,485	--	--
Total Investments in Securities:	$153,537,403	$153,537,403	$--	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	47.6%
Japan	21.2%
Taiwan	7.3%
China	5.3%
United Kingdom	4.4%
Sweden	4.2%
Germany	4.2%
France	2.3%
Ireland	2.3%
Cayman Islands	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Disruptive Automation Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2021
Assets
Investment in securities, at value (including securities loaned of $576,206) — See accompanying schedule: Unaffiliated issuers (cost $125,171,129)	$149,862,918
Fidelity Central Funds (cost $3,674,485)	3,674,485
Total Investment in Securities (cost $128,845,614)		$153,537,403
Receivable for investments sold		18
Receivable for fund shares sold		734,621
Dividends receivable		175,749
Distributions receivable from Fidelity Central Funds		121
Total assets		154,447,912
Liabilities
Payable for fund shares redeemed	$961,890
Accrued management fee	95,799
Collateral on securities loaned	596,275
Total liabilities		1,653,964
Net Assets		$152,793,948
Net Assets consist of:
Paid in capital		$126,309,075
Total accumulated earnings (loss)		26,484,873
Net Assets		$152,793,948
Net Asset Value and Maximum Offering Price
Fidelity Disruptive Automation Fund:
Net Asset Value, offering price and redemption price per share ($111,909,584 ÷ 6,123,466 shares)		$18.28
Loyalty Class 1:
Net Asset Value, offering price and redemption price per share ($6,791,748 ÷ 370,290 shares)		$18.34
Loyalty Class 2:
Net Asset Value, offering price and redemption price per share ($184,326 ÷ 10,035 shares)		$18.37
Class F:
Net Asset Value, offering price and redemption price per share ($33,908,290 ÷ 1,841,130 shares)		$18.42

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2021
Investment Income
Dividends		$727,471
Non-Cash dividends		275,684
Income from Fidelity Central Funds (including $768 from security lending)		2,410
Income before foreign taxes withheld		1,005,565
Less foreign taxes withheld		(84,900)
Total income		920,665
Expenses
Management fee	$658,295
Independent trustees' fees and expenses	274
Total expenses before reductions	658,569
Expense reductions	(2,445)
Total expenses after reductions		656,124
Net investment income (loss)		264,541
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,243,441
Fidelity Central Funds	(105)
Foreign currency transactions	(43,580)
Total net realized gain (loss)		2,199,756
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	23,948,252
Assets and liabilities in foreign currencies	1,341
Total change in net unrealized appreciation (depreciation)		23,949,593
Net gain (loss)		26,149,349
Net increase (decrease) in net assets resulting from operations		$26,413,890

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2021	For the period April 16, 2020 (commencement of operations) to May 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$264,541	$196
Net realized gain (loss)	2,199,756	4,772
Change in net unrealized appreciation (depreciation)	23,949,593	742,618
Net increase (decrease) in net assets resulting from operations	26,413,890	747,586
Distributions to shareholders	(332,565)	–
Share transactions - net increase (decrease)	117,088,107	8,876,930
Total increase (decrease) in net assets	143,169,432	9,624,516
Net Assets
Beginning of period	9,624,516	–
End of period	$152,793,948	$9,624,516

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Disruptive Automation Fund

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.90	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	(.01)
Net realized and unrealized gain (loss)	6.42	1.91
Total from investment operations	6.43	1.90
Distributions from net investment income	(.04)	–
Distributions from net realized gain	(.02)	–
Total distributions	(.05)C	–
Net asset value, end of period	$18.28	$11.90
Total ReturnD,E	54.13%	19.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.01%H	1.01%H,I
Expenses net of fee waivers, if any	1.01%H	1.01%H,I
Expenses net of all reductions	1.01%H	1.01%H,I
Net investment income (loss)	.06%	(.47)%I
Supplemental Data
Net assets, end of period (000 omitted)	$111,910	$5,308
Portfolio turnover rateJ	14%	6%K

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Automation Fund Loyalty Class 1

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.90	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	–C
Net realized and unrealized gain (loss)	6.46	1.90
Total from investment operations	6.48	1.90
Distributions from net investment income	(.03)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.04)	–
Net asset value, end of period	$18.34	$11.90
Total ReturnD,E	54.47%	19.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.75%I
Expenses net of fee waivers, if any	.76%H	.75%I
Expenses net of all reductions	.76%H	.75%I
Net investment income (loss)	.10%	(.21)%I
Supplemental Data
Net assets, end of period (000 omitted)	$6,792	$119
Portfolio turnover rateJ	14%	6%K

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Automation Fund Loyalty Class 2

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.90	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	–C
Net realized and unrealized gain (loss)	6.41	1.90
Total from investment operations	6.53	1.90
Distributions from net investment income	(.05)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.06)	–
Net asset value, end of period	$18.37	$11.90
Total ReturnD,E	54.91%	19.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%	.50%H
Expenses net of fee waivers, if any	.50%	.50%H
Expenses net of all reductions	.50%	.50%H
Net investment income (loss)	.75%	.04%H
Supplemental Data
Net assets, end of period (000 omitted)	$184	$119
Portfolio turnover rateI	14%	6%J

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Automation Fund Class F

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.01
Net realized and unrealized gain (loss)	6.43	1.90
Total from investment operations	6.62	1.91
Distributions from net investment income	(.09)	–
Distributions from net realized gain	(.02)	–
Total distributions	(.11)	–
Net asset value, end of period	$18.42	$11.91
Total ReturnC,D	55.67%	19.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	-%	- %G
Expenses net of fee waivers, if any	-%	- %G
Expenses net of all reductions	-%	- %G
Net investment income (loss)	1.14%	.54%G
Supplemental Data
Net assets, end of period (000 omitted)	$33,908	$4,078
Portfolio turnover rateH	14%	6%I

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Disruptive Communications Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended May 31, 2021	Past 1 year	Life of fundA
Fidelity® Disruptive Communications Fund	48.96%	62.48%
Loyalty Class 1	49.47%	62.97%
Loyalty Class 2	49.70%	63.32%
Class F	50.57%	64.17%

 A From April 16, 2020

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Disruptive Communications Fund, a class of the fund, on April 16, 2020, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) Index performed over the same period.

Period Ending Values
$17,249	Fidelity® Disruptive Communications Fund
$15,538	MSCI ACWI (All Country World Index) Index

Fidelity® Disruptive Communications Fund

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) Index gained 42.31% for the 12 months ending May 31, 2021, with global equities rising amid improved global economic growth, widespread COVID-19 vaccinations, fiscal stimulus in the U.S. and abroad, and fresh government spending programs. For the first three months of the period, stocks gained about 15%, boosted by government efforts to contain the economic impact of the pandemic. In November, global stocks shrugged off a two-month retreat by gaining roughly 12%. The momentum continued in December, as positive news on the effectiveness of vaccines provided a notable lift. In late December, as vaccines were approved by regulators, investors gained more confidence in the outlook for the global economy. As the new year began, many economists raised their expectations for a powerful economic recovery in the U.S. and elsewhere, as opposed to the sluggish rebound they had been anticipating. By region, Canada and emerging markets (+52% each) led the way. Asia Pacific ex Japan (+46%) and Europe ex U.K. (+45%) also outperformed. Conversely, Japan (+26%) and the U.K. (+36%) lagged, while the U.S. (+42%) was about on par with the index. Looking at sectors, materials (+62%) fared best, followed by financials (+60%), industrials and consumer discretionary (+50% each), and information technology (+49%). In contrast, notable “laggards” included the defensive utilities (+18%), health care (+20%) and consumer staples (+23%) sectors.

Comments from Co-Managers Niamh Brodie-Machura, Camille Carlstrom, and Tim Codrington:  For the fiscal year ending May 31, 2021, the fund's share classes gained roughly 49% to 51%, outperforming the 35.38% gain of the MSCI All Country World Communication Services Equal Weighted Index Net MA, as well as the broad-based MSCI All Country World Index (Net MA). The primary contributor to performance versus the industry index was our security selection in semiconductors. Stock picks and an underweighting in interactive home entertainment and an underweighting in integrated telecommunication services also bolstered the fund's relative result. The biggest individual relative contributor was an overweight position in interactive home entertainment company Douyu International Holdings (+54%), which was a position that was not held at the end of this period. Also boosting value was our overweighting in social media company Twitter, which gained roughly 89%. We increased our Twitter stake the past 12 months. Another notable relative contributor was an outsized stake in Snapchat operator Snap (+230%), which we increased by period end. In contrast, security selection in internet & direct marketing retail and an underweighting in advertising detracted. Our largest individual detractor versus the industry index was an out-of-index stake in Alibaba Group Holding (+3%). We increased our position this period. The fund's non-index stake in American Tower, one of our biggest holdings at period end, gained 1%. Also hurting performance was our lighter-than-index stake in Bilibili, which gained about 230%. This was a stake we established the past year. Notable changes in positioning included reducing the fund’s allocation to the communications equipment and internet & direct marketing retail subindustries.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On July 1, 2020, Niamh Brodie-Machura assumed co-management responsibilities for the fund. Markus Eichacker came off of the fund. On November 1, 2020, Tom Codrington assumed co-management responsibilities for the fund, succeeding Risteard Hogan.

Fidelity® Disruptive Communications Fund

Investment Summary (Unaudited)

Top Five Stocks as of May 31, 2021

% of fund's net assets
Alphabet, Inc. Class A	5.8
Facebook, Inc. Class A	5.6
T-Mobile U.S., Inc.	5.3
Liberty Broadband Corp. Class A	5.0
DISH Network Corp. Class A	4.8
26.5

Top Five Market Sectors as of May 31, 2021

% of fund's net assets
Communication Services	57.6
Information Technology	22.2
Consumer Discretionary	6.8
Real Estate	4.4
Industrials	4.4

Asset Allocation (% of fund's net assets)

As of May 31, 2021*
Stocks	97.3%
Short-Term Investments and Net Other Assets (Liabilities)	2.7%

 * Foreign investments - 19.5%

Fidelity® Disruptive Communications Fund

Schedule of Investments May 31, 2021

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
COMMUNICATION SERVICES - 57.6%
Diversified Telecommunication Services - 5.3%
Cellnex Telecom SA (a)	35,074	$2,105,053
Liberty Global PLC Class A (b)	33,560	916,524
Liberty Latin America Ltd. Class C (b)	59,368	853,712
		3,875,289
Entertainment - 12.2%
Activision Blizzard, Inc.	32,127	3,124,351
Bilibili, Inc. ADR (b)(c)	8,821	945,435
Netflix, Inc. (b)	3,575	1,797,546
Roblox Corp. (b)(c)	9,381	879,656
Roku, Inc. Class A (b)	2,805	972,522
Sea Ltd. ADR (b)	4,906	1,242,395
		8,961,905
Interactive Media & Services - 25.0%
Alphabet, Inc. Class A (b)	1,815	4,277,681
ANGI Homeservices, Inc. Class A (b)	65,075	922,764
Facebook, Inc. Class A (b)	12,563	4,129,835
Match Group, Inc. (b)	7,382	1,058,431
Snap, Inc. Class A (b)	19,122	1,187,859
Tencent Holdings Ltd.	41,457	3,306,326
Twitter, Inc. (b)	48,073	2,788,234
Z Holdings Corp.	167,617	787,795
		18,458,925
Media - 9.8%
DISH Network Corp. Class A (b)	82,386	3,585,439
Liberty Broadband Corp. Class A (b)	22,584	3,659,963
		7,245,402
Wireless Telecommunication Services - 5.3%
T-Mobile U.S., Inc.	27,787	3,930,471

TOTAL COMMUNICATION SERVICES		42,471,992

CONSUMER DISCRETIONARY - 6.8%
Internet & Direct Marketing Retail - 6.8%
Alibaba Group Holding Ltd. sponsored ADR (b)	5,826	1,246,531
Amazon.com, Inc. (b)	1,015	3,271,416
Doordash, Inc. (c)	3,148	473,081
		4,991,028
ENERGY - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Reliance Industries Ltd. sponsored GDR (a)	24,127	1,390,922
INDUSTRIALS - 4.4%
Construction & Engineering - 0.6%
Dycom Industries, Inc. (b)	6,149	460,683
Road & Rail - 3.8%
Uber Technologies, Inc. (b)	54,791	2,785,027

TOTAL INDUSTRIALS		3,245,710

INFORMATION TECHNOLOGY - 22.2%
Communications Equipment - 3.7%
Arista Networks, Inc. (b)	8,023	2,722,846
IT Services - 1.1%
Akamai Technologies, Inc. (b)	7,409	846,182
Semiconductors & Semiconductor Equipment - 5.5%
Impinj, Inc. (b)(c)	13,157	684,822
NVIDIA Corp.	1,901	1,235,232
NXP Semiconductors NV	4,285	905,935
ON Semiconductor Corp. (b)	15,583	623,943
Renesas Electronics Corp. (b)	59,407	604,433
		4,054,365
Software - 11.9%
Cloudflare, Inc. (b)	33,263	2,729,562
RingCentral, Inc. (b)	1,700	446,199
Unity Software, Inc. (c)	5,850	552,591
Zoom Video Communications, Inc. Class A (b)	7,363	2,441,055
Zscaler, Inc. (b)	13,180	2,559,556
		8,728,963

TOTAL INFORMATION TECHNOLOGY		16,352,356

REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 4.4%
American Tower Corp.	12,714	3,247,918
TOTAL COMMON STOCKS
(Cost $60,297,258)		71,699,926

Money Market Funds - 6.8%
Fidelity Cash Central Fund 0.03% (d)	1,995,521	1,995,920
Fidelity Securities Lending Cash Central Fund 0.03% (d)(e)	2,969,678	2,969,975
TOTAL MONEY MARKET FUNDS
(Cost $4,965,895)		4,965,895
TOTAL INVESTMENT IN SECURITIES - 104.1%
(Cost $65,263,153)		76,665,821
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(3,002,905)
NET ASSETS - 100%		$73,662,916

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,495,975 or 4.7% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$824
Fidelity Securities Lending Cash Central Fund	429
Total	$1,253

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$42,471,992	$42,471,992	$--	$--
Consumer Discretionary	4,991,028	4,991,028	--	--
Energy	1,390,922	1,390,922	--	--
Industrials	3,245,710	3,245,710	--	--
Information Technology	16,352,356	16,352,356	--	--
Real Estate	3,247,918	3,247,918	--	--
Money Market Funds	4,965,895	4,965,895	--	--
Total Investments in Securities:	$76,665,821	$76,665,821	$--	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.5%
Cayman Islands	9.2%
Spain	2.9%
Japan	1.9%
India	1.9%
United Kingdom	1.2%
Netherlands	1.2%
Bermuda	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Disruptive Communications Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2021
Assets
Investment in securities, at value (including securities loaned of $2,880,076) — See accompanying schedule: Unaffiliated issuers (cost $60,297,258)	$71,699,926
Fidelity Central Funds (cost $4,965,895)	4,965,895
Total Investment in Securities (cost $65,263,153)		$76,665,821
Cash		9,537
Receivable for fund shares sold		81,881
Dividends receivable		16,182
Distributions receivable from Fidelity Central Funds		137
Total assets		76,773,558
Liabilities
Payable for fund shares redeemed	$108,881
Accrued management fee	31,786
Collateral on securities loaned	2,969,975
Total liabilities		3,110,642
Net Assets		$73,662,916
Net Assets consist of:
Paid in capital		$59,986,185
Total accumulated earnings (loss)		13,676,731
Net Assets		$73,662,916
Net Asset Value and Maximum Offering Price
Fidelity Disruptive Communications Fund:
Net Asset Value, offering price and redemption price per share ($36,731,293 ÷ 2,157,650 shares)		$17.02
Loyalty Class 1:
Net Asset Value, offering price and redemption price per share ($3,476,034 ÷ 203,435 shares)		$17.09
Loyalty Class 2:
Net Asset Value, offering price and redemption price per share ($173,529 ÷ 10,141 shares)		$17.11
Class F:
Net Asset Value, offering price and redemption price per share ($33,282,060 ÷ 1,939,729 shares)		$17.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2021
Investment Income
Dividends		$76,931
Income from Fidelity Central Funds (including $429 from security lending)		1,253
Total income		78,184
Expenses
Management fee	$243,905
Independent trustees' fees and expenses	146
Total expenses before reductions	244,051
Expense reductions	(1,264)
Total expenses after reductions		242,787
Net investment income (loss)		(164,603)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,222,468
Fidelity Central Funds	9
Foreign currency transactions	(4,718)
Total net realized gain (loss)		3,217,759
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	10,870,930
Assets and liabilities in foreign currencies	67
Total change in net unrealized appreciation (depreciation)		10,870,997
Net gain (loss)		14,088,756
Net increase (decrease) in net assets resulting from operations		$13,924,153

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2021	For the period April 16, 2020 (commencement of operations) to May 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(164,603)	$1,656
Net realized gain (loss)	3,217,759	(61)
Change in net unrealized appreciation (depreciation)	10,870,997	531,710
Net increase (decrease) in net assets resulting from operations	13,924,153	533,305
Distributions to shareholders	(684,195)	–
Share transactions - net increase (decrease)	53,282,135	6,607,518
Total increase (decrease) in net assets	66,522,093	7,140,823
Net Assets
Beginning of period	7,140,823	–
End of period	$73,662,916	$7,140,823

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Disruptive Communications Fund

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.58	$10.00
Income from Investment Operations
Net investment income (loss)B	(.13)	–C
Net realized and unrealized gain (loss)	5.78	1.58
Total from investment operations	5.65	1.58
Distributions from net investment income	–C	–
Distributions from net realized gain	(.20)	–
Total distributions	(.21)D	–
Net asset value, end of period	$17.02	$11.58
Total ReturnE,F	48.96%	15.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.01%I	1.01%I,J
Expenses net of fee waivers, if any	1.01%I	1.01%I,J
Expenses net of all reductions	1.01%I	1.01%I,J
Net investment income (loss)	(.83)%	(.23)%J
Supplemental Data
Net assets, end of period (000 omitted)	$36,731	$2,880
Portfolio turnover rateK	39%	0%L

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Communications Fund Loyalty Class 1

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.58	$10.00
Income from Investment Operations
Net investment income (loss)B	(.09)	–C
Net realized and unrealized gain (loss)	5.80	1.58
Total from investment operations	5.71	1.58
Distributions from net investment income	–	–
Distributions from net realized gain	(.20)	–
Total distributions	(.20)	–
Net asset value, end of period	$17.09	$11.58
Total ReturnD,E	49.47%	15.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.75%I
Expenses net of fee waivers, if any	.76%H	.75%I
Expenses net of all reductions	.75%	.75%I
Net investment income (loss)	(.57)%	.04%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,476	$116
Portfolio turnover rateJ	39%	- %K

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Communications Fund Loyalty Class 2

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$10.00
Income from Investment Operations
Net investment income (loss)B	(.05)	–C
Net realized and unrealized gain (loss)	5.79	1.59
Total from investment operations	5.74	1.59
Distributions from net investment income	–	–
Distributions from net realized gain	(.22)	–
Total distributions	(.22)	–
Net asset value, end of period	$17.11	$11.59
Total ReturnD,E	49.70%	15.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%	.50%H
Expenses net of fee waivers, if any	.50%	.50%H
Expenses net of all reductions	.50%	.50%H
Net investment income (loss)	(.32)%	.29%H
Supplemental Data
Net assets, end of period (000 omitted)	$174	$116
Portfolio turnover rateI	39%	0%J

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Communications Fund Class F

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.01
Net realized and unrealized gain (loss)	5.80	1.58
Total from investment operations	5.83	1.59
Distributions from net investment income	–C	–
Distributions from net realized gain	(.26)	–
Total distributions	(.26)	–
Net asset value, end of period	$17.16	$11.59
Total ReturnD,E	50.57%	15.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	-%	- %H
Expenses net of fee waivers, if any	-%	- %H
Expenses net of all reductions	-%	- %H
Net investment income (loss)	.18%	.79%H
Supplemental Data
Net assets, end of period (000 omitted)	$33,282	$4,029
Portfolio turnover rateI	39%	0%J

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Disruptive Finance Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended May 31, 2021	Past 1 year	Life of fundA
Fidelity® Disruptive Finance Fund	55.31%	72.26%
Loyalty Class 1	55.73%	72.67%
Loyalty Class 2	56.03%	73.09%
Class F	56.95%	74.00%

 A From April 16, 2020

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Disruptive Finance Fund, a class of the fund, on April 16, 2020, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) Index performed over the same period.

Period Ending Values
$18,420	Fidelity® Disruptive Finance Fund
$15,538	MSCI ACWI (All Country World Index) Index

Fidelity® Disruptive Finance Fund

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) Index gained 42.31% for the 12 months ending May 31, 2021, with global equities rising amid improved global economic growth, widespread COVID-19 vaccinations, fiscal stimulus in the U.S. and abroad, and fresh government spending programs. For the first three months of the period, stocks gained about 15%, boosted by government efforts to contain the economic impact of the pandemic. In November, global stocks shrugged off a two-month retreat by gaining roughly 12%. The momentum continued in December, as positive news on the effectiveness of vaccines provided a notable lift. In late December, as vaccines were approved by regulators, investors gained more confidence in the outlook for the global economy. As the new year began, many economists raised their expectations for a powerful economic recovery in the U.S. and elsewhere, as opposed to the sluggish rebound they had been anticipating. By region, Canada and emerging markets (+52% each) led the way. Asia Pacific ex Japan (+46%) and Europe ex U.K. (+45%) also outperformed. Conversely, Japan (+26%) and the U.K. (+36%) lagged, while the U.S. (+42%) was about on par with the index. Looking at sectors, materials (+62%) fared best, followed by financials (+60%), industrials and consumer discretionary (+50% each), and information technology (+49%). In contrast, notable “laggards” included the defensive utilities (+18%), health care (+20%) and consumer staples (+23%) sectors.

Comments from Co-Managers Niamh Brodie-Machura, Camille Carlstrom, and Tim Codrington:  For the fiscal year ending May 31, 2021, the fund's share classes gained roughly 55% to 57%, outperforming the 51.06% gain of the MSCI All Country World Financials Equal Weighted Index Net MA, as well as the broad-based MSCI All Country World Index (Net MA). Security selection and an overweighting in consumer finance and stock picks in regional banks each contributed notably to the fund’s relative result. The biggest individual relative contributor was an overweight position in Signature Bank (+146%), which we increased by period end. It also helped to own outsized stakes in Capital One Financial (+138%) and Ally Financial (+220%). We added to our Ally Financial position as of May 31. Foreign holdings contributed overall, aided in part by a generally weaker U.S. dollar. Conversely, security selection in the data processing & outsourced services, application software and asset management & custody banks segments hurt the fund's relative result. A large non-benchmark stake in Fidelity National Information Services (+9%) detracted more than any other individual position. Likewise, a non-benchmark stake in data processing & outsourced services firm Global Payments (+9%) hurt. We increased the fund’s takes in Fidelity National and Global Payments by period end. Notable positioning changes this period included reduced exposure to the investment banking & brokerage subindustry and a higher allocation to financial exchanges & data.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On July 1, 2020, Niamh Brodie-Machura assumed co-management responsibilities for the fund. Markus Eichacker came off of the fund. On November 1, 2020, Tom Codrington assumed co-management responsibilities for the fund, succeeding Risteard Hogan.

Fidelity® Disruptive Finance Fund

Investment Summary (Unaudited)

Top Five Stocks as of May 31, 2021

% of fund's net assets
Capital One Financial Corp.	6.9
Signature Bank	6.3
MasterCard, Inc. Class A	5.4
BlackRock, Inc. Class A	5.1
Visa, Inc. Class A	5.1
28.8

Top Five Market Sectors as of May 31, 2021

% of fund's net assets
Financials	68.0
Information Technology	23.5
Industrials	4.0
Real Estate	2.5
Consumer Discretionary	0.9

Asset Allocation (% of fund's net assets)

As of May 31, 2021*
Stocks	98.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 21.3%

Fidelity® Disruptive Finance Fund

Schedule of Investments May 31, 2021

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 0.9%
Internet & Direct Marketing Retail - 0.9%
MercadoLibre, Inc. (a)	557	$756,779
FINANCIALS - 68.0%
Banks - 13.9%
DBS Group Holdings Ltd.	145,656	3,310,414
DNB ASA	150,879	3,347,585
Signature Bank	21,822	5,450,045
		12,108,044
Capital Markets - 25.8%
Apollo Global Management LLC Class A (b)	34,626	1,985,455
Avanza Bank Holding AB	25,256	858,862
BlackRock, Inc. Class A	5,013	4,396,602
Brookfield Asset Management, Inc. Class A (b)	51,900	2,612,646
Cboe Global Markets, Inc.	10,590	1,178,667
Coinbase Global, Inc. (a)	3,353	793,119
Moelis & Co. Class A	49,781	2,672,742
MSCI, Inc.	2,876	1,346,342
SEI Investments Co.	35,258	2,236,768
Tradeweb Markets, Inc. Class A	16,681	1,397,534
Virtu Financial, Inc. Class A	97,965	2,983,034
		22,461,771
Consumer Finance - 12.3%
Ally Financial, Inc.	49,178	2,690,528
Capital One Financial Corp.	37,071	5,960,275
First Cash Financial Services, Inc.	25,163	2,005,994
		10,656,797
Insurance - 12.7%
Arch Capital Group Ltd. (a)	103,046	4,110,505
Arthur J. Gallagher & Co.	19,578	2,870,331
BRP Group, Inc. (a)	135,702	3,335,555
Hiscox Ltd. (a)	62,106	691,931
		11,008,322
Thrifts & Mortgage Finance - 3.3%
NMI Holdings, Inc. (a)	80,486	1,946,956
Pennymac Financial Services, Inc.	14,310	895,949
		2,842,905

TOTAL FINANCIALS		59,077,839

INDUSTRIALS - 4.0%
Professional Services - 4.0%
Equifax, Inc.	10,856	2,551,594
Verisk Analytics, Inc.	5,122	885,235
		3,436,829
INFORMATION TECHNOLOGY - 23.5%
IT Services - 23.5%
Adyen BV (a)(c)	905	2,092,066
Afterpay Ltd. (a)	8,083	580,379
Black Knight, Inc. (a)	22,937	1,683,346
Fidelity National Information Services, Inc.	13,467	2,006,314
Global Payments, Inc.	9,998	1,936,713
MasterCard, Inc. Class A	13,112	4,727,925
Nuvei Corp. (c)	13,032	980,045
PayPal Holdings, Inc. (a)	7,850	2,041,157
Visa, Inc. Class A	19,309	4,388,936
		20,436,881
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	6,052	1,078,830
American Homes 4 Rent Class A	29,033	1,105,286
		2,184,116
TOTAL COMMON STOCKS
(Cost $67,434,955)		85,892,444

Money Market Funds - 4.4%
Fidelity Cash Central Fund 0.03% (d)	786,934	787,091
Fidelity Securities Lending Cash Central Fund 0.03% (d)(e)	3,060,094	3,060,400
TOTAL MONEY MARKET FUNDS
(Cost $3,847,491)		3,847,491
TOTAL INVESTMENT IN SECURITIES - 103.3%
(Cost $71,282,446)		89,739,935
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(2,854,616)
NET ASSETS - 100%		$86,885,319

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,072,111 or 3.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$832
Fidelity Securities Lending Cash Central Fund	3,234
Total	$4,066

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$756,779	$756,779	$--	$--
Financials	59,077,839	59,077,839	--	--
Industrials	3,436,829	3,436,829	--	--
Information Technology	20,436,881	20,436,881	--	--
Real Estate	2,184,116	2,184,116	--	--
Money Market Funds	3,847,491	3,847,491	--	--
Total Investments in Securities:	$89,739,935	$89,739,935	$--	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.7%
Bermuda	5.5%
Canada	4.1%
Norway	3.8%
Singapore	3.8%
Netherlands	2.4%
Sweden	1.0%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Disruptive Finance Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2021
Assets
Investment in securities, at value (including securities loaned of $2,985,640) — See accompanying schedule: Unaffiliated issuers (cost $67,434,955)	$85,892,444
Fidelity Central Funds (cost $3,847,491)	3,847,491
Total Investment in Securities (cost $71,282,446)		$89,739,935
Receivable for fund shares sold		220,687
Dividends receivable		192,093
Distributions receivable from Fidelity Central Funds		156
Other receivables		14
Total assets		90,152,885
Liabilities
Payable for fund shares redeemed	$166,214
Accrued management fee	40,952
Collateral on securities loaned	3,060,400
Total liabilities		3,267,566
Net Assets		$86,885,319
Net Assets consist of:
Paid in capital		$67,960,011
Total accumulated earnings (loss)		18,925,308
Net Assets		$86,885,319
Net Asset Value and Maximum Offering Price
Fidelity Disruptive Finance Fund:
Net Asset Value, offering price and redemption price per share ($48,218,761 ÷ 2,649,685 shares)		$18.20
Loyalty Class 1:
Net Asset Value, offering price and redemption price per share ($2,667,662 ÷ 145,926 shares)		$18.28
Loyalty Class 2:
Net Asset Value, offering price and redemption price per share ($185,218 ÷ 10,120 shares)		$18.30
Class F:
Net Asset Value, offering price and redemption price per share ($35,813,678 ÷ 1,952,213 shares)		$18.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2021
Investment Income
Dividends		$672,541
Special dividends		99,562
Income from Fidelity Central Funds (including $3,234 from security lending)		4,066
Income before foreign taxes withheld		776,169
Less foreign taxes withheld		(39,142)
Total income		737,027
Expenses
Management fee	$239,139
Independent trustees' fees and expenses	138
Total expenses before reductions	239,277
Expense reductions	(1,446)
Total expenses after reductions		237,831
Net investment income (loss)		499,196
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	555,455
Fidelity Central Funds	(8)
Foreign currency transactions	(5,453)
Total net realized gain (loss)		549,994
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	17,920,728
Assets and liabilities in foreign currencies	81
Total change in net unrealized appreciation (depreciation)		17,920,809
Net gain (loss)		18,470,803
Net increase (decrease) in net assets resulting from operations		$18,969,999

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2021	For the period April 16, 2020 (commencement of operations) to May 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$499,196	$10,362
Net realized gain (loss)	549,994	620
Change in net unrealized appreciation (depreciation)	17,920,809	536,836
Net increase (decrease) in net assets resulting from operations	18,969,999	547,818
Distributions to shareholders	(553,515)	–
Share transactions - net increase (decrease)	61,783,456	6,137,561
Total increase (decrease) in net assets	80,199,940	6,685,379
Net Assets
Beginning of period	6,685,379	–
End of period	$86,885,319	$6,685,379

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Disruptive Finance Fund

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.86	$10.00
Income from Investment Operations
Net investment income (loss)B	.11C	.03
Net realized and unrealized gain (loss)	6.41	1.83
Total from investment operations	6.52	1.86
Distributions from net investment income	(.05)	–
Distributions from net realized gain	(.13)	–
Total distributions	(.18)	–
Net asset value, end of period	$18.20	$11.86
Total ReturnD,E	55.31%	18.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.01%H	1.01%H,I
Expenses net of fee waivers, if any	1.01%H	1.01%H,I
Expenses net of all reductions	1.01%H	1.01%H,I
Net investment income (loss)	.72%C	1.99%I
Supplemental Data
Net assets, end of period (000 omitted)	$48,219	$2,373
Portfolio turnover rateJ	18%	- %I,K,L

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .49%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount represents less than .005%.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Finance Fund Loyalty Class 1

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.86	$10.00
Income from Investment Operations
Net investment income (loss)B	.20C	.03
Net realized and unrealized gain (loss)	6.38	1.83
Total from investment operations	6.58	1.86
Distributions from net investment income	(.03)	–
Distributions from net realized gain	(.13)	–
Total distributions	(.16)	–
Net asset value, end of period	$18.28	$11.86
Total ReturnD,E	55.73%	18.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%	.75%H
Expenses net of fee waivers, if any	.75%	.75%H
Expenses net of all reductions	.75%	.75%H
Net investment income (loss)	1.30%C	2.26%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,668	$119
Portfolio turnover rateI	18%	- %H,J,K

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.07%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount represents less than .005%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Finance Fund Loyalty Class 2

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.87	$10.00
Income from Investment Operations
Net investment income (loss)B	.15C	.03
Net realized and unrealized gain (loss)	6.46	1.84
Total from investment operations	6.61	1.87
Distributions from net investment income	(.05)	–
Distributions from net realized gain	(.13)	–
Total distributions	(.18)	–
Net asset value, end of period	$18.30	$11.87
Total ReturnD,E	56.03%	18.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%	.50%H
Expenses net of fee waivers, if any	.50%	.50%H
Expenses net of all reductions	.50%	.50%H
Net investment income (loss)	1.03%C	2.51%H
Supplemental Data
Net assets, end of period (000 omitted)	$185	$119
Portfolio turnover rateI	18%	- %H,J,K

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .80%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount represents less than .005%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Finance Fund Class F

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.87	$10.00
Income from Investment Operations
Net investment income (loss)B	.26C	.04
Net realized and unrealized gain (loss)	6.45	1.83
Total from investment operations	6.71	1.87
Distributions from net investment income	(.10)	–
Distributions from net realized gain	(.13)	–
Total distributions	(.23)	–
Net asset value, end of period	$18.35	$11.87
Total ReturnD,E	56.95%	18.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	-%	- %H
Expenses net of fee waivers, if any	-%	- %H
Expenses net of all reductions	-%	- %H
Net investment income (loss)	1.68%C	3.01%H
Supplemental Data
Net assets, end of period (000 omitted)	$35,814	$4,075
Portfolio turnover rateI	18%	- %H,J,K

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.45%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount represents less than .005%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Disruptive Medicine Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended May 31, 2021	Past 1 year	Life of fundA
Fidelity® Disruptive Medicine Fund	18.44%	27.17%
Loyalty Class 1	18.86%	27.47%
Loyalty Class 2	19.10%	27.80%
Class F	19.60%	28.38%

 A From April 16, 2020

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Disruptive Medicine Fund, a class of the fund, on April 16, 2020, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) Index performed over the same period.

Period Ending Values
$13,100	Fidelity® Disruptive Medicine Fund
$15,538	MSCI ACWI (All Country World Index) Index

Fidelity® Disruptive Medicine Fund

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) Index gained 42.31% for the 12 months ending May 31, 2021, with global equities rising amid improved global economic growth, widespread COVID-19 vaccinations, fiscal stimulus in the U.S. and abroad, and fresh government spending programs. For the first three months of the period, stocks gained about 15%, boosted by government efforts to contain the economic impact of the pandemic. In November, global stocks shrugged off a two-month retreat by gaining roughly 12%. The momentum continued in December, as positive news on the effectiveness of vaccines provided a notable lift. In late December, as vaccines were approved by regulators, investors gained more confidence in the outlook for the global economy. As the new year began, many economists raised their expectations for a powerful economic recovery in the U.S. and elsewhere, as opposed to the sluggish rebound they had been anticipating. By region, Canada and emerging markets (+52% each) led the way. Asia Pacific ex Japan (+46%) and Europe ex U.K. (+45%) also outperformed. Conversely, Japan (+26%) and the U.K. (+36%) lagged, while the U.S. (+42%) was about on par with the index. Looking at sectors, materials (+62%) fared best, followed by financials (+60%), industrials and consumer discretionary (+50% each), and information technology (+49%). In contrast, notable “laggards” included the defensive utilities (+18%), health care (+20%) and consumer staples (+23%) sectors.

Comments from Co-Managers Niamh Brodie-Machura, Camille Carlstrom, and Tim Codrington:  For the fiscal year ending May 31, 2021, the fund's share classes gained roughly 18% to 20%, underperforming the 30.74% gain of the MSCI All Country World Health Care Equal Weighted Index Net MA, as well as the broad-based MSCI All Country World Index (Net MA). Versus the industry index, security selection was the primary detractor, especially in the biotechnology category. Weak stock picks in pharmaceuticals and life sciences tools & services also hindered the fund's relative result. The biggest individual relative detractor was an overweight position in Regeneron Pharmaceuticals (-18%). Regeneron Pharmaceuticals was among the fund's larger holdings at period end. Outsized stakes in Neurocrine Biosciences (-23%) and Sarepta Therapeutics (-50%) also hurt notably. Foreign holdings detracted overall, despite the tailwind of a generally weaker U.S. dollar. Conversely, an overweighting in life sciences tools & services and picks in the health care technology and health care supplies segments bolstered the fund's relative result. The biggest individual relative contributor was an overweight position in Align Technology (+141%). An outsized stake in Danaher (+54%) also helped. We increased our stakes in Align Technology and Danaher by period end. Notable changes in positioning included increased exposure to the life sciences tools & services subindustry and a reduced allocation to biotechnology.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On July 1, 2020, Niamh Brodie-Machura assumed co-management responsibilities for the fund. Markus Eichacker came off of the fund. On November 1, 2020, Tom Codrington assumed co-management responsibilities for the fund, succeeding Risteard Hogan.

Fidelity® Disruptive Medicine Fund

Investment Summary (Unaudited)

Top Five Stocks as of May 31, 2021

% of fund's net assets
Danaher Corp.	5.2
UnitedHealth Group, Inc.	4.9
Boston Scientific Corp.	3.9
Lonza Group AG	3.9
Centene Corp.	3.6
21.5

Top Five Market Sectors as of May 31, 2021

% of fund's net assets
Health Care	98.8

Asset Allocation (% of fund's net assets)

As of May 31, 2021*
Stocks	98.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 18.2%

Fidelity® Disruptive Medicine Fund

Schedule of Investments May 31, 2021

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
HEALTH CARE - 98.8%
Biotechnology - 20.9%
Acceleron Pharma, Inc. (a)	2,356	$308,377
ADC Therapeutics SA (a)	3,214	69,583
Agios Pharmaceuticals, Inc. (a)	16,985	947,423
Alnylam Pharmaceuticals, Inc. (a)	11,160	1,584,608
Argenx SE (a)	156	43,056
Argenx SE ADR (a)	3,989	1,112,891
Ascendis Pharma A/S sponsored ADR (a)	3,265	438,751
Cytokinetics, Inc. (a)	12,861	280,756
Exelixis, Inc. (a)	37,276	840,574
Innovent Biologics, Inc. (a)(b)	41,085	497,321
Keros Therapeutics, Inc. (a)	4,026	219,659
Neurocrine Biosciences, Inc. (a)	23,638	2,274,448
Passage Bio, Inc. (a)	14,743	195,345
Regeneron Pharmaceuticals, Inc. (a)	3,998	2,008,715
Relay Therapeutics, Inc. (a)	6,481	208,170
Revolution Medicines, Inc. (a)	6,482	193,877
Sarepta Therapeutics, Inc. (a)	14,307	1,082,325
Taysha Gene Therapies, Inc.	7,489	168,503
TG Therapeutics, Inc. (a)	22,993	801,766
Turning Point Therapeutics, Inc. (a)	2,524	167,038
Vertex Pharmaceuticals, Inc. (a)	1,977	412,462
Xenon Pharmaceuticals, Inc. (a)	3,018	55,742
Zentalis Pharmaceuticals, Inc. (a)	5,588	312,090
Zymeworks, Inc. (a)	1,723	53,758
		14,277,238
Health Care Equipment & Supplies - 28.9%
Align Technology, Inc. (a)	1,552	915,913
Ambu A/S Series B	20,937	781,482
Atricure, Inc. (a)	13,430	1,003,624
Boston Scientific Corp. (a)	63,060	2,683,203
Danaher Corp.	13,711	3,511,930
DexCom, Inc. (a)	3,150	1,163,579
Insulet Corp. (a)	2,905	783,391
Intuitive Surgical, Inc. (a)	2,005	1,688,571
Masimo Corp. (a)	5,337	1,150,657
Nanosonics Ltd. (a)	189,300	813,071
Nevro Corp. (a)	625	94,188
Penumbra, Inc. (a)	5,949	1,481,955
Shockwave Medical, Inc. (a)	2,958	532,144
Stryker Corp.	7,050	1,799,654
Tandem Diabetes Care, Inc. (a)	8,911	760,910
ViewRay, Inc. (a)	92,653	544,800
		19,709,072
Health Care Providers & Services - 15.1%
1Life Healthcare, Inc. (a)	17,398	643,726
Centene Corp. (a)	33,460	2,462,656
Guardant Health, Inc. (a)	6,260	776,991
Humana, Inc.	4,613	2,019,110
Oak Street Health, Inc. (a)(c)	16,810	1,015,156
UnitedHealth Group, Inc.	8,125	3,346,850
		10,264,489
Health Care Technology - 3.6%
Castlight Health, Inc. Class B (a)	148,987	271,156
Health Catalyst, Inc. (a)	7,882	423,185
Inspire Medical Systems, Inc. (a)	3,476	675,387
Veeva Systems, Inc. Class A (a)	3,709	1,080,580
		2,450,308
Life Sciences Tools & Services - 18.3%
10X Genomics, Inc. (a)	9,425	1,696,500
Bio-Rad Laboratories, Inc. Class A (a)	2,253	1,357,140
Bruker Corp.	31,839	2,210,900
Lonza Group AG	4,097	2,639,109
Maravai LifeSciences Holdings, Inc.	20,679	776,290
Nanostring Technologies, Inc. (a)	2,249	124,797
Pacific Biosciences of California, Inc. (a)	10,995	297,415
Sartorius Stedim Biotech	3,909	1,694,075
Thermo Fisher Scientific, Inc.	3,617	1,698,182
		12,494,408
Pharmaceuticals - 12.0%
AstraZeneca PLC sponsored ADR (c)	37,448	2,125,923
Axsome Therapeutics, Inc. (a)	5,050	306,586
Eli Lilly & Co.	6,572	1,312,691
Nektar Therapeutics (a)	17,007	307,316
Roche Holding AG (participation certificate)	2,611	908,338
Royalty Pharma PLC (c)	49,589	1,989,511
UCB SA	13,115	1,227,203
		8,177,568
TOTAL COMMON STOCKS
(Cost $62,392,165)		67,373,083

Money Market Funds - 9.6%
Fidelity Cash Central Fund 0.03% (d)	1,620,268	1,620,592
Fidelity Securities Lending Cash Central Fund 0.03% (d)(e)	4,950,455	4,950,950
TOTAL MONEY MARKET FUNDS
(Cost $6,571,542)		6,571,542
TOTAL INVESTMENT IN SECURITIES - 108.4%
(Cost $68,963,707)		73,944,625
NET OTHER ASSETS (LIABILITIES) - (8.4)%		(5,753,020)
NET ASSETS - 100%		$68,191,605

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $497,321 or 0.7% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$789
Fidelity Securities Lending Cash Central Fund	1,372
Total	$2,161

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Securities Lending Cash Central Fund was $0. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Securities Lending Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Securities Lending Cash Central Fund were $8,932,253 and $3,981,303, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Health Care	$67,373,083	$67,373,083	$--	$--
Money Market Funds	6,571,542	6,571,542	--	--
Total Investments in Securities:	$73,944,625	$73,944,625	$--	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.8%
Switzerland	5.3%
United Kingdom	3.1%
France	2.5%
Belgium	1.8%
Denmark	1.7%
Netherlands	1.7%
Australia	1.2%
Others (Individually Less Than 1%)	0.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Disruptive Medicine Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2021
Assets
Investment in securities, at value (including securities loaned of $4,828,486) — See accompanying schedule: Unaffiliated issuers (cost $62,392,165)	$67,373,083
Fidelity Central Funds (cost $6,571,542)	6,571,542
Total Investment in Securities (cost $68,963,707)		$73,944,625
Cash		4,464
Receivable for fund shares sold		132,494
Dividends receivable		25,119
Distributions receivable from Fidelity Central Funds		387
Total assets		74,107,089
Liabilities
Payable for investments purchased	$771,253
Payable for fund shares redeemed	164,096
Accrued management fee	29,185
Collateral on securities loaned	4,950,950
Total liabilities		5,915,484
Net Assets		$68,191,605
Net Assets consist of:
Paid in capital		$62,389,063
Total accumulated earnings (loss)		5,802,542
Net Assets		$68,191,605
Net Asset Value and Maximum Offering Price
Fidelity Disruptive Medicine Fund:
Net Asset Value, offering price and redemption price per share ($32,331,241 ÷ 2,486,903 shares)		$13.00
Loyalty Class 1:
Net Asset Value, offering price and redemption price per share ($3,785,774 ÷ 290,357 shares)		$13.04
Loyalty Class 2:
Net Asset Value, offering price and redemption price per share ($131,692 ÷ 10,086 shares)		$13.06
Class F:
Net Asset Value, offering price and redemption price per share ($31,942,898 ÷ 2,439,452 shares)		$13.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2021
Investment Income
Dividends		$186,850
Income from Fidelity Central Funds (including $1,372 from security lending)		2,161
Total income		189,011
Expenses
Management fee	$245,699
Independent trustees' fees and expenses	148
Total expenses before reductions	245,847
Expense reductions	(959)
Total expenses after reductions		244,888
Net investment income (loss)		(55,877)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,451,965
Fidelity Central Funds	(50)
Foreign currency transactions	2,117
Total net realized gain (loss)		1,454,032
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	4,512,361
Assets and liabilities in foreign currencies	213
Total change in net unrealized appreciation (depreciation)		4,512,574
Net gain (loss)		5,966,606
Net increase (decrease) in net assets resulting from operations		$5,910,729

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2021	For the period April 16, 2020 (commencement of operations) to May 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(55,877)	$(1,963)
Net realized gain (loss)	1,454,032	253
Change in net unrealized appreciation (depreciation)	4,512,574	468,544
Net increase (decrease) in net assets resulting from operations	5,910,729	466,834
Distributions to shareholders	(423,439)	–
Share transactions - net increase (decrease)	52,904,154	9,333,327
Total increase (decrease) in net assets	58,391,444	9,800,161
Net Assets
Beginning of period	9,800,161	–
End of period	$68,191,605	$9,800,161

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Disruptive Medicine Fund

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$10.00
Income from Investment Operations
Net investment income (loss)B	(.07)	(.01)
Net realized and unrealized gain (loss)	2.10	1.07
Total from investment operations	2.03	1.06
Distributions from net realized gain	(.09)	–
Total distributions	(.09)	–
Net asset value, end of period	$13.00	$11.06
Total ReturnC,D	18.44%	10.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.01%G	1.01%G,H
Expenses net of fee waivers, if any	1.01%G	1.01%G,H
Expenses net of all reductions	1.01%G	1.01%G,H
Net investment income (loss)	(.58)%	(.75)%H
Supplemental Data
Net assets, end of period (000 omitted)	$32,331	$5,666
Portfolio turnover rateI	44%	- %J,K

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount represents less than .005%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Medicine Fund Loyalty Class 1

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.05	$10.00
Income from Investment Operations
Net investment income (loss)B	(.03)	(.01)
Net realized and unrealized gain (loss)	2.11	1.06
Total from investment operations	2.08	1.05
Distributions from net realized gain	(.09)	–
Total distributions	(.09)	–
Net asset value, end of period	$13.04	$11.05
Total ReturnC,D	18.86%	10.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.75%H
Expenses net of fee waivers, if any	.76%G	.75%H
Expenses net of all reductions	.76%G	.75%H
Net investment income (loss)	(.25)%	(.48)%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,786	$111
Portfolio turnover rateI	44%	- %J,K

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount represents less than .005%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Medicine Fund Loyalty Class 2

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)	–C
Net realized and unrealized gain (loss)	2.12	1.06
Total from investment operations	2.11	1.06
Distributions from net realized gain	(.11)	–
Total distributions	(.11)	–
Net asset value, end of period	$13.06	$11.06
Total ReturnD,E	19.10%	10.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%	.50%H
Expenses net of fee waivers, if any	.50%	.50%H
Expenses net of all reductions	.50%	.50%H
Net investment income (loss)	(.11)%	(.23)%H
Supplemental Data
Net assets, end of period (000 omitted)	$132	$111
Portfolio turnover rateI	44%	- %J,K

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount represents less than .005%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Medicine Fund Class F

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.07	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	–C
Net realized and unrealized gain (loss)	2.10	1.07
Total from investment operations	2.16	1.07
Distributions from net realized gain	(.14)	–
Total distributions	(.14)	–
Net asset value, end of period	$13.09	$11.07
Total ReturnD,E	19.60%	10.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	-%	- %H
Expenses net of fee waivers, if any	-%	- %H
Expenses net of all reductions	-%	- %H
Net investment income (loss)	.45%	.27%H
Supplemental Data
Net assets, end of period (000 omitted)	$31,943	$3,914
Portfolio turnover rateI	44%	- %J,K

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount represents less than .005%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Disruptive Technology Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended May 31, 2021	Past 1 year	Life of fundA
Fidelity® Disruptive Technology Fund	58.13%	70.16%
Loyalty Class 1	58.46%	70.48%
Loyalty Class 2	58.79%	70.93%
Class F	59.58%	71.82%

 A From April 16, 2020

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Disruptive Technology Fund, a class of the fund, on April 16, 2020, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) Index performed over the same period.

Period Ending Values
$18,169	Fidelity® Disruptive Technology Fund
$15,538	MSCI ACWI (All Country World Index) Index

Fidelity® Disruptive Technology Fund

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) Index gained 42.31% for the 12 months ending May 31, 2021, with global equities rising amid improved global economic growth, widespread COVID-19 vaccinations, fiscal stimulus in the U.S. and abroad, and fresh government spending programs. For the first three months of the period, stocks gained about 15%, boosted by government efforts to contain the economic impact of the pandemic. In November, global stocks shrugged off a two-month retreat by gaining roughly 12%. The momentum continued in December, as positive news on the effectiveness of vaccines provided a notable lift. In late December, as vaccines were approved by regulators, investors gained more confidence in the outlook for the global economy. As the new year began, many economists raised their expectations for a powerful economic recovery in the U.S. and elsewhere, as opposed to the sluggish rebound they had been anticipating. By region, Canada and emerging markets (+52% each) led the way. Asia Pacific ex Japan (+46%) and Europe ex U.K. (+45%) also outperformed. Conversely, Japan (+26%) and the U.K. (+36%) lagged, while the U.S. (+42%) was about on par with the index. Looking at sectors, materials (+62%) fared best, followed by financials (+60%), industrials and consumer discretionary (+50% each), and information technology (+49%). In contrast, notable “laggards” included the defensive utilities (+18%), health care (+20%) and consumer staples (+23%) sectors.

Comments from Co-Managers Niamh Brodie-Machura, Camille Carlstrom, and Tim Codrington:  For the fiscal year ending May 31, 2021, the fund's share classes gained roughly 58% to 60%, outperforming the 46.95% gain of the MSCI All Country World Information Technology Equal Weighted Index Net MA, as well as the broad-based MSCI All Country World Index (Net MA). Versus the industry index, security selection was the primary contributor, especially in the application software industry. Stock picks and an underweighting in data processing & outsourced services also boosted the fund's relative result. The biggest individual relative contributor was an overweight position in Taiwan Semiconductor (+138%). We increased the fund’s stake in Taiwan Semiconductor by period end to make it one of the fund’s largest holdings. The fund's non-index stake in Meituan, (79%) and its outsized position in Hubspot (+153%), the latter of which we increased by period end, also contributed. Conversely, an underweighting and stock picks in semiconductor equipment detracted notably on a relative basis. Our largest individual detractor versus the industry index was an out-of-index stake in Alibaba Group Holding (+3%). We increased our Alibaba stake by period end. Notable changes in positioning included a larger allocation to the systems software and semiconductors subindustries.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On July 1, 2020, Niamh Brodie-Machura assumed co-management responsibilities for the fund. Markus Eichacker came off of the fund. On November 1, 2020, Tom Codrington assumed co-management responsibilities for the fund, succeeding Risteard Hogan.

Fidelity® Disruptive Technology Fund

Investment Summary (Unaudited)

Top Five Stocks as of May 31, 2021

% of fund's net assets
Microsoft Corp.	5.4
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5.0
Facebook, Inc. Class A	5.0
Alphabet, Inc. Class C	4.9
Salesforce.com, Inc.	4.4
24.7

Top Five Market Sectors as of May 31, 2021

% of fund's net assets
Information Technology	47.2
Communication Services	28.8
Consumer Discretionary	21.7
Industrials	1.7

Asset Allocation (% of fund's net assets)

As of May 31, 2021*
Stocks	99.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 36.8%

Fidelity® Disruptive Technology Fund

Schedule of Investments May 31, 2021

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 28.8%
Entertainment - 5.4%
Bilibili, Inc. ADR (a)(b)	14,931	$1,600,305
Netflix, Inc. (a)	9,131	4,591,158
Roku, Inc. Class A (a)	4,634	1,606,654
Spotify Technology SA (a)	5,480	1,323,804
		9,121,921
Interactive Media & Services - 21.3%
Alphabet, Inc. Class C (a)	3,481	8,394,640
Facebook, Inc. Class A (a)	25,713	8,452,634
Kakao Corp.	16,924	1,878,018
Snap, Inc. Class A (a)	24,755	1,537,781
Tencent Holdings Ltd.	90,943	7,252,990
Yandex NV Series A (a)	52,997	3,579,417
Z Holdings Corp.	1,125,346	5,289,095
		36,384,575
Wireless Telecommunication Services - 2.1%
T-Mobile U.S., Inc.	25,750	3,642,338

TOTAL COMMUNICATION SERVICES		49,148,834

CONSUMER DISCRETIONARY - 21.7%
Automobiles - 0.7%
Tesla, Inc. (a)	1,908	1,192,920
Hotels, Restaurants & Leisure - 2.4%
Airbnb, Inc. Class A	8,543	1,199,437
MakeMyTrip Ltd. (a)	105,590	2,903,725
		4,103,162
Internet & Direct Marketing Retail - 17.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	21,086	4,511,561
Amazon.com, Inc. (a)	1,853	5,972,349
Delivery Hero AG (a)(c)	11,394	1,567,480
Doordash, Inc. (b)	8,570	1,287,900
Farfetch Ltd. Class A (a)	51,415	2,382,057
Meituan Class B (a)(c)	164,537	6,232,583
MercadoLibre, Inc. (a)	1,107	1,504,048
Pinduoduo, Inc. ADR (a)	22,126	2,763,095
Zalando SE (a)(c)	18,227	1,948,494
ZOZO, Inc.	56,553	1,913,680
		30,083,247
Specialty Retail - 1.0%
Auto1 Group SE (c)	30,486	1,636,956

TOTAL CONSUMER DISCRETIONARY		37,016,285

INDUSTRIALS - 1.7%
Road & Rail - 1.7%
Lyft, Inc. (a)	21,661	1,236,626
Uber Technologies, Inc. (a)	30,409	1,545,689
		2,782,315
INFORMATION TECHNOLOGY - 47.2%
Electronic Equipment & Components - 1.1%
Samsung SDI Co. Ltd.	3,523	1,954,697
IT Services - 7.8%
Adyen BV (a)(c)	1,096	2,533,596
MongoDB, Inc. Class A (a)	8,397	2,451,420
Snowflake Computing, Inc.	11,479	2,732,346
Square, Inc. (a)	9,155	2,037,171
Twilio, Inc. Class A (a)	10,655	3,580,080
		13,334,613
Semiconductors & Semiconductor Equipment - 9.4%
Enphase Energy, Inc. (a)	17,762	2,540,854
NVIDIA Corp.	7,528	4,891,544
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	73,555	8,632,415
		16,064,813
Software - 27.5%
Adobe, Inc. (a)	14,734	7,434,482
Atlassian Corp. PLC (a)	14,881	3,471,440
Crowdstrike Holdings, Inc. (a)	9,747	2,165,296
HubSpot, Inc. (a)	7,748	3,907,936
Intuit, Inc.	9,759	4,285,079
Kingdee International Software Group Co. Ltd.	530,866	2,161,370
Microsoft Corp.	37,004	9,239,159
Salesforce.com, Inc. (a)	31,249	7,440,387
Workday, Inc. Class A (a)	29,717	6,796,872
		46,902,021
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	18,648	2,323,727

TOTAL INFORMATION TECHNOLOGY		80,579,871

TOTAL COMMON STOCKS
(Cost $149,020,962)		169,527,305

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.03% (d)	1,205,725	1,205,966
Fidelity Securities Lending Cash Central Fund 0.03% (d)(e)	2,271,398	2,271,625
TOTAL MONEY MARKET FUNDS
(Cost $3,477,591)		3,477,591
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $152,498,553)		173,004,896
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(2,379,821)
NET ASSETS - 100%		$170,625,075

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,919,109 or 8.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,768
Fidelity Securities Lending Cash Central Fund	1,598
Total	$3,366

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$49,148,834	$49,148,834	$--	$--
Consumer Discretionary	37,016,285	37,016,285	--	--
Industrials	2,782,315	2,782,315	--	--
Information Technology	80,579,871	80,579,871	--	--
Money Market Funds	3,477,591	3,477,591	--	--
Total Investments in Securities:	$173,004,896	$173,004,896	$--	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	63.2%
Cayman Islands	14.3%
Taiwan	5.0%
Japan	4.2%
Netherlands	3.6%
Germany	3.0%
Korea (South)	2.2%
United Kingdom	2.0%
Mauritius	1.7%
Others (Individually Less Than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Disruptive Technology Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2021
Assets
Investment in securities, at value (including securities loaned of $2,231,282) — See accompanying schedule: Unaffiliated issuers (cost $149,020,962)	$169,527,305
Fidelity Central Funds (cost $3,477,591)	3,477,591
Total Investment in Securities (cost $152,498,553)		$173,004,896
Receivable for fund shares sold		457,418
Dividends receivable		103,973
Distributions receivable from Fidelity Central Funds		382
Total assets		173,566,669
Liabilities
Payable to custodian bank	$1
Payable for fund shares redeemed	559,335
Accrued management fee	110,633
Collateral on securities loaned	2,271,625
Total liabilities		2,941,594
Net Assets		$170,625,075
Net Assets consist of:
Paid in capital		$148,524,311
Total accumulated earnings (loss)		22,100,764
Net Assets		$170,625,075
Net Asset Value and Maximum Offering Price
Fidelity Disruptive Technology Fund:
Net Asset Value, offering price and redemption price per share ($130,244,016 ÷ 7,195,702 shares)		$18.10
Loyalty Class 1:
Net Asset Value, offering price and redemption price per share ($7,600,411 ÷ 418,653 shares)		$18.15
Loyalty Class 2:
Net Asset Value, offering price and redemption price per share ($182,647 ÷ 10,044 shares)		$18.18
Class F:
Net Asset Value, offering price and redemption price per share ($32,598,001 ÷ 1,787,009 shares)		$18.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2021
Investment Income
Dividends		$272,644
Income from Fidelity Central Funds (including $1,598 from security lending)		3,366
Income before foreign taxes withheld		276,010
Less foreign taxes withheld		(26,794)
Total income		249,216
Expenses
Management fee	$860,104
Independent trustees' fees and expenses	347
Total expenses before reductions	860,451
Expense reductions	(1,879)
Total expenses after reductions		858,572
Net investment income (loss)		(609,356)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,221,681
Fidelity Central Funds	(398)
Foreign currency transactions	(9,291)
Total net realized gain (loss)		3,211,992
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	19,746,850
Assets and liabilities in foreign currencies	387
Total change in net unrealized appreciation (depreciation)		19,747,237
Net gain (loss)		22,959,229
Net increase (decrease) in net assets resulting from operations		$22,349,873

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2021	For the period April 16, 2020 (commencement of operations) to May 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(609,356)	$(1,104)
Net realized gain (loss)	3,211,992	(161)
Change in net unrealized appreciation (depreciation)	19,747,237	759,388
Net increase (decrease) in net assets resulting from operations	22,349,873	758,123
Distributions to shareholders	(482,032)	–
Share transactions - net increase (decrease)	138,300,525	9,698,586
Total increase (decrease) in net assets	160,168,366	10,456,709
Net Assets
Beginning of period	10,456,709	–
End of period	$170,625,075	$10,456,709

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Disruptive Technology Fund

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.49	$10.00
Income from Investment Operations
Net investment income (loss)B	(.13)	(.01)
Net realized and unrealized gain (loss)	6.81	1.50
Total from investment operations	6.68	1.49
Distributions from net realized gain	(.07)	–
Total distributions	(.07)	–
Net asset value, end of period	$18.10	$11.49
Total ReturnC,D	58.13%	14.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.01%G	1.01%G,H
Expenses net of fee waivers, if any	1.01%G	1.01%G,H
Expenses net of all reductions	1.01%G	1.01%G,H
Net investment income (loss)	(.77)%	(.62)%H
Supplemental Data
Net assets, end of period (000 omitted)	$130,244	$6,198
Portfolio turnover rateI	29%	- %J

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Technology Fund Loyalty Class 1

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.49	$10.00
Income from Investment Operations
Net investment income (loss)B	(.07)	–C
Net realized and unrealized gain (loss)	6.78	1.49
Total from investment operations	6.71	1.49
Distributions from net realized gain	(.05)	–
Total distributions	(.05)	–
Net asset value, end of period	$18.15	$11.49
Total ReturnD,E	58.46%	14.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.75%I
Expenses net of fee waivers, if any	.76%H	.75%I
Expenses net of all reductions	.76%H	.75%I
Net investment income (loss)	(.44)%	(.36)%I
Supplemental Data
Net assets, end of period (000 omitted)	$7,600	$115
Portfolio turnover rateJ	29%	- %K

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Technology Fund Loyalty Class 2

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.50	$10.00
Income from Investment Operations
Net investment income (loss)B	(.05)	–C
Net realized and unrealized gain (loss)	6.81	1.50
Total from investment operations	6.76	1.50
Distributions from net realized gain	(.08)	–
Total distributions	(.08)	–
Net asset value, end of period	$18.18	$11.50
Total ReturnD,E	58.79%	15.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%	.50%H
Expenses net of fee waivers, if any	.50%	.50%H
Expenses net of all reductions	.50%	.50%H
Net investment income (loss)	(.28)%	(.10)%H
Supplemental Data
Net assets, end of period (000 omitted)	$183	$115
Portfolio turnover rateI	29%	- %J

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Technology Fund Class F

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.51	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.01
Net realized and unrealized gain (loss)	6.81	1.50
Total from investment operations	6.85	1.51
Distributions from net realized gain	(.12)	–
Total distributions	(.12)	–
Net asset value, end of period	$18.24	$11.51
Total ReturnC,D	59.58%	15.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	-%	- %G
Expenses net of fee waivers, if any	-%	- %G
Expenses net of all reductions	-%	- %G
Net investment income (loss)	.23%	.39%G
Supplemental Data
Net assets, end of period (000 omitted)	$32,598	$4,029
Portfolio turnover rateH	29%	- %I

 A For the period April 16, 2020 (commencement of operations) to May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2021

1. Organization.

Fidelity Disruptive Automation Fund, Fidelity Disruptive Communications Fund, Fidelity Disruptive Finance Fund, Fidelity Disruptive Medicine Fund and Fidelity Disruptive Technology Fund (the Funds) are non-diversified funds of Fidelity Summer Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Fidelity Disruptive Fund, Loyalty Class 1, Loyalty Class 2 and Class F shares. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class. For certain accounts, Fidelity Disruptive Fund shares will automatically convert to Loyalty Class 1 shares after a holding period of one year from the initial date of purchase; and then from Loyalty Class 1 shares to Loyalty Class 2 shares after another holding period of two years. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2021 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to fees incurred. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2021, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Disruptive Automation Fund	$128,850,492	$ 26,848,911	$(2,162,000)	$ 24,686,911
Fidelity Disruptive Communications Fund	65,331,953	12,822,801	(1,488,933)	11,333,868
Fidelity Disruptive Finance Fund	71,322,596	19,654,241	(1,236,902)	18,417,339
Fidelity Disruptive Medicine Fund	69,003,455	8,278,789	(3,337,619)	4,941,170
Fidelity Disruptive Technology Fund	152,503,536	28,607,498	(8,106,138)	20,501,360

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Disruptive Automation Fund	$1,824,169	$–	$24,687,333
Fidelity Disruptive Communications Fund	2,193,848	148,976	11,333,907
Fidelity Disruptive Finance Fund	367,259	140,554	18,417,495
Fidelity Disruptive Medicine Fund	861,173	–	4,941,370
Fidelity Disruptive Technology Fund	1,586,021	13,101	20,501,642

At period end, certain Funds elected to defer to the next fiscal year end ordinary losses recognized during the period January 1, 2021 to May 31, 2021. Loss deferrals were as follows:

Fidelity Disruptive Automation Fund	$26,629

The tax character of distributions paid was as follows:

May 31, 2021
	Ordinary Income	Total
Fidelity Disruptive Automation Fund	$332,565	$332,565
Fidelity Disruptive Communications Fund	684,195	684,195
Fidelity Disruptive Finance Fund	553,515	553,515
Fidelity Disruptive Medicine Fund	423,439	423,439
Fidelity Disruptive Technology Fund	482,032	482,032

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Disruptive Automation Fund	126,376,343	11,959,498
Fidelity Disruptive Communications Fund	67,119,402	16,492,416
Fidelity Disruptive Finance Fund	68,562,631	7,611,041
Fidelity Disruptive Medicine Fund	70,177,318	18,410,696
Fidelity Disruptive Technology Fund	165,805,276	29,504,298

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide each Fund with investment management related services for which each Class of each Fund pays a monthly all-inclusive management fee based on an annual percentage of class-level average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses, such as proxy and shareholder meeting expenses.

Under the expense contract, the investment adviser pays all other class-level operating expenses as necessary, except the compensation of the independent Trustees and certain miscellaneous expenses, such as proxy and shareholder meeting expenses, so that total expenses of Loyalty Class 1, Loyalty Class 2 and Class F do not exceed an annual percentage of class-level average net assets.

For the reporting period, the annual management fee and expense contract rates were as follows:

	Management Fee Annual % of Class-Level Average Net Assets	Expense Contract Annual % of Class-Level Average Net Assets
Fidelity Disruptive Automation Fund
Fidelity Disruptive Automation Fund	1.00%	N/A
Loyalty Class 1	1.00%	.75%
Loyalty Class 2	1.00%	.50%
Class F	1.00%	.00%
Fidelity Disruptive Communications Fund
Fidelity Disruptive Communications Fund	1.00%	N/A
Loyalty Class 1	1.00%	.75%
Loyalty Class 2	1.00%	.50%
Class F	1.00%	.00%
Fidelity Disruptive Finance Fund
Fidelity Disruptive Finance Fund	1.00%	N/A
Loyalty Class 1	1.00%	.75%
Loyalty Class 2	1.00%	.50%
Class F	1.00%	.00%
Fidelity Disruptive Medicine Fund
Fidelity Disruptive Medicine Fund	1.00%	N/A
Loyalty Class 1	1.00%	.75%
Loyalty Class 2	1.00%	.50%
Class F	1.00%	.00%
Fidelity Disruptive Technology Fund
Fidelity Disruptive Technology Fund	1.00%	N/A
Loyalty Class 1	1.00%	.75%
Loyalty Class 2	1.00%	.50%
Class F	1.00%	.00%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Disruptive Automation Fund	$184
Fidelity Disruptive Communications Fund	475
Fidelity Disruptive Finance Fund	368
Fidelity Disruptive Medicine Fund	804
Fidelity Disruptive Technology Fund	402

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Disruptive Automation Fund	2,552,442	4,240,937
Fidelity Disruptive Communications Fund	3,939,466	498,439
Fidelity Disruptive Finance Fund	2,386,867	173,453
Fidelity Disruptive Medicine Fund	3,522,258	846,271
Fidelity Disruptive Technology Fund	6,858,150	2,460,034

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Disruptive Automation Fund	$81	$–	$–
Fidelity Disruptive Communications Fund	$47	$–	$–
Fidelity Disruptive Finance Fund	$354	$–	$–
Fidelity Disruptive Medicine Fund	$149	$–	$–
Fidelity Disruptive Technology Fund	$170	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage service rebates	Custodian credits
Fidelity Disruptive Automation Fund	$2,443	$2
Fidelity Disruptive Communications Fund	1,259	5
Fidelity Disruptive Finance Fund	1,443	3
Fidelity Disruptive Medicine Fund	956	3
Fidelity Disruptive Technology Fund	1,874	5

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Year ended May 31, 2021
Fidelity Disruptive Automation Fund
Distributions to shareholders
Fidelity Disruptive Automation Fund	$205,853
Loyalty Class 1	380
Loyalty Class 2	580
Class F	125,752
Total	$332,565
Fidelity Disruptive Communications Fund
Distributions to shareholders
Fidelity Disruptive Communications Fund	$357,886
Loyalty Class 1	1,960
Loyalty Class 2	2,160
Class F	322,189
Total	$684,195
Fidelity Disruptive Finance Fund
Distributions to shareholders
Fidelity Disruptive Finance Fund	$275,435
Loyalty Class 1	1,550
Loyalty Class 2	1,791
Class F	274,739
Total	$553,515
Fidelity Disruptive Medicine Fund
Distributions to shareholders
Fidelity Disruptive Medicine Fund	$201,834
Loyalty Class 1	880
Loyalty Class 2	1,050
Class F	219,675
Total	$423,439
Fidelity Disruptive Technology Fund
Distributions to shareholders
Fidelity Disruptive Technology Fund	$337,814
Loyalty Class 1	540
Loyalty Class 2	760
Class F	142,918
Total	$482,032

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended May 31, 2021	Year ended May 31, 2020(a)	Year ended May 31, 2021	Year ended May 31, 2020(a)
Fidelity Disruptive Automation Fund
Fidelity Disruptive Automation Fund
Shares sold	8,109,797	452,967	$128,749,652	$5,036,225
Reinvestment of distributions	11,823	–	192,321	–
Shares redeemed	(2,444,212)	(6,909)	(41,466,263)	(77,292)
Net increase (decrease)	5,677,408	446,058	$87,475,710	$4,958,933
Loyalty Class 1
Shares sold	361,542	10,000	$6,514,213	$100,000
Reinvestment of distributions	23	–	380	–
Shares redeemed	(1,275)	–	(22,450)	–
Net increase (decrease)	360,290	10,000	$6,492,143	$100,000
Loyalty Class 2
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	35	–	580	–
Net increase (decrease)	35	10,000	$580	$100,000
Class F
Shares sold	1,529,549	342,523	$23,645,930	$3,720,235
Reinvestment of distributions	7,711	–	125,752	–
Shares redeemed	(38,462)	(191)	(652,008)	(2,238)
Net increase (decrease)	1,498,798	342,332	$23,119,674	$3,717,997
Fidelity Disruptive Communications Fund
Fidelity Disruptive Communications Fund
Shares sold	2,862,562	258,071	$41,588,156	$2,794,674
Reinvestment of distributions	22,027	–	337,011	–
Shares redeemed	(975,678)	(9,332)	(15,178,956)	(105,153)
Net increase (decrease)	1,908,911	248,739	$26,746,211	$2,689,521
Loyalty Class 1
Shares sold	194,211	10,000	$3,230,591	$100,000
Reinvestment of distributions	128	–	1,960	–
Shares redeemed	(904)	–	(14,898)	–
Net increase (decrease)	193,435	10,000	$3,217,653	$100,000
Loyalty Class 2
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	141	–	2,160	–
Net increase (decrease)	141	10,000	$2,160	$100,000
Class F
Shares sold	1,612,655	347,747	$23,645,930	$3,720,235
Reinvestment of distributions	21,004	–	322,189	–
Shares redeemed	(41,481)	(196)	(652,008)	(2,238)
Net increase (decrease)	1,592,178	347,551	$23,316,111	$3,717,997
Fidelity Disruptive Finance Fund
Fidelity Disruptive Finance Fund
Shares sold	3,347,128	202,416	$50,143,900	$2,245,693
Reinvestment of distributions	17,533	–	261,234	–
Shares redeemed	(915,047)	(2,345)	(14,349,747)	(26,129)
Net increase (decrease)	2,449,614	200,071	$36,055,387	$2,219,564
Loyalty Class 1
Shares sold	135,962	10,000	$2,458,603	$100,000
Reinvestment of distributions	104	–	1,550	–
Shares redeemed	(140)	–	(2,536)	–
Net increase (decrease)	135,926	10,000	$2,457,617	$100,000
Loyalty Class 2
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	120	–	1,791	–
Net increase (decrease)	120	10,000	$1,791	$100,000
Class F
Shares sold	1,630,409	343,487	$23,645,930	$3,720,335
Reinvestment of distributions	18,435	–	274,739	–
Shares redeemed	(39,917)	(201)	(652,008)	(2,338)
Net increase (decrease)	1,608,927	343,286	$23,268,661	$3,717,997
Fidelity Disruptive Medicine Fund
Fidelity Disruptive Medicine Fund
Shares sold	3,763,088	525,696	$46,047,685	$5,556,562
Reinvestment of distributions	15,875	–	192,401	–
Shares redeemed	(1,804,525)	(13,231)	(22,618,198)	(141,232)
Net increase (decrease)	1,974,438	512,465	$23,621,888	$5,415,330
Loyalty Class 1
Shares sold	289,585	10,000	$3,783,085	$100,000
Reinvestment of distributions	72	–	880	–
Shares redeemed	(9,300)	–	(122,534)	–
Net increase (decrease)	280,357	10,000	$3,661,431	$100,000
Loyalty Class 2
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	86	–	1,050	–
Net increase (decrease)	86	10,000	$1,050	$100,000
Class F
Shares sold	2,119,467	353,841	$26,052,118	$3,720,235
Reinvestment of distributions	18,080	–	219,675	–
Shares redeemed	(51,731)	(205)	(652,008)	(2,238)
Net increase (decrease)	2,085,816	353,636	$25,619,785	$3,717,997
Fidelity Disruptive Technology Fund
Fidelity Disruptive Technology Fund
Shares sold	10,735,733	547,403	$178,439,651	$5,867,846
Reinvestment of distributions	18,945	–	324,533	–
Shares redeemed	(4,098,155)	(8,224)	(70,888,776)	(87,257)
Net increase (decrease)	6,656,523	539,179	$107,875,408	$5,780,589
Loyalty Class 1
Shares sold	416,027	10,000	$7,416,389	$100,000
Reinvestment of distributions	31	–	540	–
Shares redeemed	(7,405)	–	(129,412)	–
Net increase (decrease)	408,653	10,000	$7,287,517	$100,000
Loyalty Class 2
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	44	–	760	–
Net increase (decrease)	44	10,000	$760	$100,000
Class F
Shares sold	1,466,428	350,373	$23,645,930	$3,720,235
Reinvestment of distributions	8,319	–	142,918	–
Shares redeemed	(37,913)	(198)	(652,008)	(2,238)
Net increase (decrease)	1,436,834	350,175	$23,136,840	$3,717,997

 (a) For the period April 16, 2020 (commencement of operations) to May 31, 2020.

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Fund	Fidelity Disruptors Fund
Fidelity Disruptive Automation Fund	22%
Fidelity Disruptive Communications Fund	45%
Fidelity Disruptive Finance Fund	41%
Fidelity Disruptive Medicine Fund	46%
Fidelity Disruptive Technology Fund	19%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Disruptive Automation Fund, Fidelity Disruptive Communications Fund, Fidelity Disruptive Finance Fund, Fidelity Disruptive Medicine Fund and Fidelity Disruptive Technology Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Disruptive Automation Fund, Fidelity Disruptive Communications Fund, Fidelity Disruptive Finance Fund, Fidelity Disruptive Medicine Fund and Fidelity Disruptive Technology Fund (five of the funds constituting Fidelity Summer Street Trust, hereafter collectively referred to as the “Funds”) as of May 31, 2021 the related statements of operations for the year ended May 31, 2021 and the statements of changes in net assets and the financial highlights for the year ended May 31, 2021 and for the period April 16, 2020 (commencement of operations) to May 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2021, the results of each of their operations for the year ended May 31, 2021, and the changes in their net assets and each of the financial highlights for the year ended May 31, 2021 and for the period April 16, 2020 (commencement of operations) to May 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

July 16, 2021

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 309 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Bettina Doulton (1964)

Year of Election or Appointment: 2020

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Thomas P. Bostick (1956)

Year of Election or Appointment: 2021

Trustee

Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and Managing Partner, Sustainability, of Ridge-Lane Limited Partners (strategic advisory and venture development, 2016-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of NYC Leadership Academy (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).

Oscar Munoz (1959)

Year of Election or Appointment: 2021

Trustee

Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Investment Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2020 to May 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period-B December 1, 2020 to May 31, 2021
Fidelity Disruptive Automation Fund
Fidelity Disruptive Automation Fund	1.00%
Actual		$1,000.00	$1,137.50	$5.33
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Loyalty Class 1.75%
Actual		$1,000.00	$1,138.90	$4.00
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Loyalty Class 2.50%
Actual		$1,000.00	$1,140.10	$2.67
Hypothetical-C		$1,000.00	$1,022.44	$2.52
Class F	- %
Actual		$1,000.00	$1,143.20	$-
Hypothetical-C		$1,000.00	$1,024.93	$-
Fidelity Disruptive Communications Fund
Fidelity Disruptive Communications Fund	1.00%
Actual		$1,000.00	$1,135.40	$5.32
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Loyalty Class 1.75%
Actual		$1,000.00	$1,137.90	$4.00
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Loyalty Class 2.50%
Actual		$1,000.00	$1,138.50	$2.67
Hypothetical-C		$1,000.00	$1,022.44	$2.52
Class F	- %
Actual		$1,000.00	$1,141.80	$-
Hypothetical-C		$1,000.00	$1,024.93	$-
Fidelity Disruptive Finance Fund
Fidelity Disruptive Finance Fund	1.00%
Actual		$1,000.00	$1,257.00	$5.63
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Loyalty Class 1.75%
Actual		$1,000.00	$1,258.70	$4.22
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Loyalty Class 2.50%
Actual		$1,000.00	$1,260.00	$2.82
Hypothetical-C		$1,000.00	$1,022.44	$2.52
Class F	- %
Actual		$1,000.00	$1,263.30	$-
Hypothetical-C		$1,000.00	$1,024.93	$-
Fidelity Disruptive Medicine Fund
Fidelity Disruptive Medicine Fund	1.00%
Actual		$1,000.00	$1,081.70	$5.19
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Loyalty Class 1.75%
Actual		$1,000.00	$1,083.70	$3.90
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Loyalty Class 2.50%
Actual		$1,000.00	$1,085.10	$2.60
Hypothetical-C		$1,000.00	$1,022.44	$2.52
Class F	- %
Actual		$1,000.00	$1,087.00	$-
Hypothetical-C		$1,000.00	$1,024.93	$-
Fidelity Disruptive Technology Fund
Fidelity Disruptive Technology Fund	1.00%
Actual		$1,000.00	$1,077.60	$5.18
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Loyalty Class 1.75%
Actual		$1,000.00	$1,078.60	$3.89
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Loyalty Class 2.50%
Actual		$1,000.00	$1,080.50	$2.59
Hypothetical-C		$1,000.00	$1,022.44	$2.52
Class F	- %
Actual		$1,000.00	$1,083.00	$-
Hypothetical-C		$1,000.00	$1,024.93	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Disruptive Automation Fund
Fidelity Disruptive Automation	07/12/21	07/09/21	$0.000	$0.187
Loyalty Class 1	07/12/21	07/09/21	$0.000	$0.268
Loyalty Class 2	07/12/21	07/09/21	$0.000	$0.233
Class F	07/12/21	07/09/21	$0.000	$0.271
Fidelity Disruptive Communications Fund
Fidelity Disruptive Communications	07/12/21	07/09/21	$0.000	$0.477
Loyalty Class 1	07/12/21	07/09/21	$0.000	$0.545
Loyalty Class 2	07/12/21	07/09/21	$0.000	$0.514
Class F	07/12/21	07/09/21	$0.000	$0.549
Fidelity Disruptive Finance Fund
Fidelity Disruptive Finance	07/12/21	07/09/21	$0.037	$0.038
Loyalty Class 1	07/12/21	07/09/21	$0.095	$0.038
Loyalty Class 2	07/12/21	07/09/21	$0.065	$0.038
Class F	07/12/21	07/09/21	$0.100	$0.038
Fidelity Disruptive Medicine Fund
Fidelity Disruptive Medicine	07/12/21	07/09/21	$0.000	$0.126
Loyalty Class 1	07/12/21	07/09/21	$0.000	$0.180
Loyalty Class 2	07/12/21	07/09/21	$0.000	$0.157
Class F	07/12/21	07/09/21	$0.000	$0.184
Fidelity Disruptive Technology Fund
Fidelity Disruptive Technology	07/12/21	07/09/21	$0.000	$0.143
Loyalty Class 1	07/12/21	07/09/21	$0.000	$0.222
Loyalty Class 2	07/12/21	07/09/21	$0.000	$0.188
Class F	07/12/21	07/09/21	$0.000	$0.226

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended May 31, 2021, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Disruptive Communications Fund	$148,976
Fidelity Disruptive Finance Fund	$140,554
Fidelity Disruptive Technology Fund	$13,101

The funds hereby designate the percentages noted below of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders:

	July, 2020	December, 2020
Fidelity Disruptive Automation Fund	58.13%	100%
Fidelity Disruptive Communications Fund	–	100%
Fidelity Disruptive Finance Fund	6.70%	100%
Fidelity Disruptive Medicine Fund	–	100%
Fidelity Disruptive Technology Fund	–	100%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Retail	Loyalty Class 1	Loyalty Class 2	Class F
Fidelity Disruptive Automation Fund
July, 2020	44%	–	–	30%
December, 2020	27%	36%	24%	14%
Fidelity Disruptive Communications Fund
July, 2020	57%	–	–	29%
December, 2020	1%	1%	1%	1%
Fidelity Disruptive Finance Fund
July, 2020	72%	100%	100%	57%
December, 2020	42%	47%	41%	34%
Fidelity Disruptive Medicine Fund
July, 2020	–	–	–	–
December, 2020	13%	14%	12%	9%
Fidelity Disruptive Technology Fund
July, 2020	–	–	–	–
December, 2020	7%	8%	6%	4%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Retail	Loyalty Class 1	Loyalty Class 2	Class F
Fidelity Disruptive Automation Fund
July, 2020	83%	–	–	55%
December, 2020	100%	100%	100%	100%
Fidelity Disruptive Communications Fund
July, 2020	67%	–	–	34%
December, 2020	2%	2%	2%	2%
Fidelity Disruptive Finance Fund
July, 2020	84%	100%	100%	66%
December, 2020	45%	49%	44%	36%
Fidelity Disruptive Medicine Fund
July, 2020	–	–	–	–
December, 2020	13%	14%	12%	9%
Fidelity Disruptive Technology Fund
July, 2020	–	–	–	–
December, 2020	18%	22%	16%	10%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Retail	Loyalty Class 1	Loyalty Class 2	Class F
Fidelity Disruptive Automation Fund
July, 2020	0%	–	–	0%
December, 2020	0%	0%	0%	0%
Fidelity Disruptive Communications Fund
July, 2020	2%	–	–	1%
December, 2020	2%	2%	2%	2%
Fidelity Disruptive Finance Fund
July, 2020	1%	0%	0%	1%
December, 2020	2%	2%	2%	2%
Fidelity Disruptive Medicine Fund
July, 2020	–	–	–	–
December, 2020	0%	0%	0%	0%
Fidelity Disruptive Technology Fund
July, 2020	–	–	–	–
December, 2020	0%	0%	0%	0%

The funds will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Disruptive Automation Fund

Fidelity Disruptive Communications Fund

Fidelity Disruptive Finance Fund

Fidelity Disruptive Medicine Fund

Fidelity Disruptive Technology Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the funds recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to their limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period ended September 30 shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG % and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity Disruptive Automation Fund

Fidelity Disruptive Communications Fund

Fidelity Disruptive Finance Fund

Fidelity Disruptive Medicine Fund

Fidelity Disruptive Technology Fund

The Board noted that each fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for the period ended September 30, 2020. The Board considered that each fund has a unitary fee that covers expenses beyond advisory services, whereas the majority of funds within each fund's Total Mapped Group and ASPG do not have management fees that cover non-advisory services and fees. When compared to the total expenses of the funds' competitors, each fund is below median.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's unitary fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratios of a representative class of each class of each fund compared to competitive fund median expenses. Each fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for each fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total expense ratio of the retail class of each Fund ranked below the SLTG competitive median and below the ASPG competitive median for the period ended September 30, 2020.

The Board considered that current contractual arrangements for each fund oblige FMR to pay all "class-level" expenses of each class of each fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Loyalty Class 1: 0.75%; Loyalty Class 2: 0.50%; and Class F: 0.00%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

DSS-ANN-0721
1.9897372.101

Item 2.

Code of Ethics

As of the end of the period, May 31, 2021, Fidelity Summer Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Agricultural Productivity Fund, Fidelity Disruptors Fund and Fidelity Water Sustainability Fund (the “Funds”):

Services Billed by Deloitte Entities

May 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Agricultural Productivity Fund	$29,400	$-	$7,100	$700
Fidelity Disruptors Fund	$14,400	$-	$6,900	$400
Fidelity Water Sustainability Fund	$29,400	$-	$7,100	$700

May 31, 2020 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Agricultural Productivity Fund	$20,200	$-	$6,900	$100
Fidelity Disruptors Fund	$10,000	$-	$6,900	$-
Fidelity Water Sustainability Fund	$20,200	$-	$6,900	$100

A Amounts may reflect rounding.

B Fidelity Agricultural Productivity Fund, Fidelity Disruptors Fund and Fidelity Water Sustainability Fund commenced operations on April 16, 2020.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Disruptive Automation Fund, Fidelity Disruptive Communications Fund, Fidelity Disruptive Finance Fund, Fidelity Disruptive Medicine Fund and Fidelity Disruptive Technology Fund (the “Funds”):

Services Billed by PwC

May 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Disruptive Automation Fund	$33,100	$2,900	$7,400	$1,100
Fidelity Disruptive Communications Fund	$33,100	$2,900	$7,400	$1,100
Fidelity Disruptive Finance Fund	$33,100	$2,900	$7,400	$1,100
Fidelity Disruptive Medicine Fund	$33,100	$2,900	$7,400	$1,100
Fidelity Disruptive Technology Fund	$34,500	$2,900	$7,400	$1,100

May 31, 2020 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Disruptive Automation Fund	$21,600	$200	$7,400	$100
Fidelity Disruptive Communications Fund	$21,600	$200	$7,400	$100
Fidelity Disruptive Finance Fund	$21,600	$200	$7,400	$100
Fidelity Disruptive Medicine Fund	$21,600	$200	$7,400	$100
Fidelity Disruptive Technology Fund	$21,600	$200	$7,400	$100

A Amounts may reflect rounding.

B Fidelity Disruptive Automation Fund, Fidelity Disruptive Communications Fund, Fidelity Disruptive Finance Fund, Fidelity Disruptive Medicine Fund and Fidelity Disruptive Technology Fund commenced operations on April 16, 2020.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	May 31, 2021A	May 31, 2020A,B
Audit-Related Fees	$-	$-
Tax Fees	$-	$3,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Agricultural Productivity Fund, Fidelity Disruptors Fund and Fidelity Water Sustainability Fund’s commencement of operations.

Services Billed by PwC

	May 31, 2021A	May 31, 2020 A,B
Audit-Related Fees	$9,015,700	$8,884,200
Tax Fees	$14,300	$17,700
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Disruptive Automation Fund, Fidelity Disruptive Communications Fund, Fidelity Disruptive Finance Fund, Fidelity Disruptive Medicine Fund and Fidelity Disruptive Technology Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	May 31, 2021A	May 31, 2020A,B
Deloitte Entities	$544,500	$525,500
PwC	$14,339,700	$14,221,600

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Agricultural Productivity Fund, Fidelity Disruptive Automation Fund, Fidelity Disruptive Communications Fund, Fidelity Disruptive Finance Fund, Fidelity Disruptive Medicine Fund, Fidelity Disruptive Technology Fund, Fidelity Disruptors Fund and Fidelity Water Sustainability Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 22, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 22, 2021